UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Ginnie Mae Fund

October 31, 2008

1.809097.104

MOG-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 118.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 13.6%
3.778% 6/1/33 (e)	$ 1,046	$ 1,020
3.986% 6/1/34 (e)	6,396	6,220
4.106% 5/1/34 (e)	3,330	3,322
4.202% 5/1/35 (e)	56,402	54,851
4.214% 8/1/34 (e)	1,516	1,508
4.274% 2/1/35 (e)	9,484	9,392
4.282% 3/1/33 (e)	158	158
4.329% 7/1/35 (e)	1,106	1,124
4.361% 6/1/35 (e)	1,271	1,283
4.42% 10/1/34 (e)	1,607	1,605
4.486% 10/1/33 (e)	2,496	2,490
4.499% 7/1/35 (e)	131	132
4.511% 3/1/35 (e)	1,269	1,270
4.512% 5/1/35 (e)	1,800	1,817
4.525% 8/1/34 (e)	5,094	4,982
4.529% 11/1/34 (e)	2,855	2,808
4.537% 2/1/33 (e)	278	280
4.548% 10/1/33 (e)	278	274
4.579% 6/1/33 (e)	100	101
4.585% 5/1/34 (e)	3,572	3,506
4.643% 9/1/33 (e)	2,049	2,065
4.665% 10/1/33 (e)	118	119
4.722% 2/1/36 (e)	4,191	4,196
4.739% 8/1/35 (e)	1,429	1,427
4.744% 12/1/34 (e)	329	328
4.748% 10/1/35 (e)	24,691	24,694
4.759% 3/1/35 (e)	1,133	1,113
4.776% 4/1/35 (e)	131	135
4.784% 1/1/35 (e)	5,867	5,772
4.784% 10/1/35 (e)	761	760
4.798% 8/1/33 (e)	1,177	1,193
4.808% 9/1/34 (e)	1,276	1,275
4.821% 8/1/34 (e)	220	214
4.824% 10/1/34 (e)	3,237	3,233
4.839% 7/1/35 (e)	33,483	33,549
4.843% 8/1/33 (e)	348	344
4.857% 3/1/33 (e)	830	828
4.857% 9/1/34 (e)	508	510
4.861% 9/1/34 (e)	1,545	1,547
4.876% 9/1/33 (e)	938	951
4.877% 12/1/35 (e)	3,731	3,731
4.898% 2/1/36 (e)	7,363	7,362
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.9% 8/1/34 (e)	$ 2,201	$ 2,201
4.913% 3/1/34 (e)	4,953	4,900
4.933% 1/1/35 (e)	1,029	1,027
4.944% 9/1/34 (e)	384	383
4.968% 8/1/35 (e)	3,604	3,651
4.973% 7/1/34 (e)	143	143
5% 11/1/18 to 11/1/23 (b)	219,821	215,163
5.017% 7/1/35 (e)	1,481	1,457
5.021% 9/1/36 (e)	2,596	2,611
5.092% 9/1/34 (e)	292	291
5.121% 3/1/35 (e)	73	74
5.144% 3/1/37 (e)	7,291	7,317
5.17% 10/1/33 (e)	2,763	2,769
5.185% 3/1/35 (e)	162	163
5.252% 11/1/36 (e)	1,084	1,096
5.267% 9/1/33 (e)	2,353	2,361
5.31% 12/1/34 (e)	381	381
5.405% 11/1/36 (e)	3,473	3,477
5.498% 6/1/47 (e)	726	733
5.5% 11/1/13 to 1/1/34 (b)	26,076	25,861
5.56% 4/1/37 (e)	3,991	4,035
5.76% 4/1/36 (e)	4,195	4,232
5.799% 1/1/35 (e)	4,616	4,471
5.845% 3/1/36 (e)	3,414	3,429
5.899% 5/1/36 (e)	3,150	3,176
6.049% 1/1/35 (e)	3,726	3,647
6.052% 3/1/33 (e)	124	125
6.398% 7/1/36 (e)	6,748	6,836
6.5% 10/1/17 to 7/1/32	12,294	12,584
7% 11/1/16 to 3/1/17	1,446	1,498
7.5% 7/1/09 to 4/1/17	1,102	1,138
8.5% 12/1/27	190	202
9.5% 9/1/30	16	18
10.25% 10/1/18	9	10
11.5% 5/1/14 to 7/1/15	22	25
12.5% 11/1/13 to 7/1/16	46	53
13.25% 9/1/11	25	28
		515,055
Freddie Mac - 8.5%
3.792% 5/1/35 (e)	2,917	2,844
4.259% 6/1/33 (e)	3,616	3,658
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.336% 6/1/33 (e)	$ 3,986	$ 3,885
4.345% 6/1/33 (e)	1,364	1,320
4.374% 1/1/35 (e)	4,427	4,439
4.445% 3/1/34 (e)	4,874	4,779
4.492% 7/1/35 (e)	2,019	2,047
4.566% 10/1/33 (e)	3,190	3,188
4.585% 6/1/33 (e)	4,145	4,218
4.798% 5/1/35 (e)	753	755
4.825% 5/1/35 (e)	2,998	3,005
4.895% 7/1/36 (e)	3,745	3,776
4.948% 10/1/35 (e)	1,975	1,989
5% 6/1/38 (b)	225,274	213,525
5.168% 11/1/35 (e)	1,847	1,843
5.212% 12/1/35 (e)	1,890	1,893
5.287% 10/1/35 (e)	5,682	5,754
5.346% 8/1/34 (e)	657	668
5.395% 10/1/36 (e)	1,805	1,818
5.415% 3/1/37 (e)	636	638
5.5% 11/1/17 to 1/1/25	10,652	10,499
5.555% 3/1/35 (e)	6,659	6,522
5.64% 4/1/36 (e)	2,033	2,041
5.802% 11/1/36 (e)	6,565	6,594
5.879% 5/1/37 (e)	575	576
6.44% 3/1/33 (e)	86	87
6.588% 10/1/36 (e)	10,297	10,434
6.732% 9/1/36 (e)	16,810	17,005
8.5% 2/1/09 to 6/1/25	44	47
9% 1/1/17 to 4/1/21	33	34
9.5% 7/1/30	72	82
10% 1/1/09 to 7/1/19	171	191
10.25% 2/1/09 to 11/1/16	24	25
10.5% 5/1/10	1	1
11.25% 2/1/10	3	3
12% 5/1/10 to 6/1/15	43	49
12.5% 11/1/12 to 5/1/15	52	59
13% 5/1/14 to 11/1/14	8	9
13.5% 1/1/13 to 12/1/14	4	5
		320,305
Government National Mortgage Association - 96.4%
3.5% 3/20/34	1,067	946
3.625% 3/20/35 (e)	683	649
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
3.625% 4/20/35 (e)	$ 536	$ 510
3.625% 4/20/35 (e)	7,634	7,238
3.625% 5/20/35 (e)	1,490	1,412
3.625% 5/20/35 (e)	8,586	8,141
3.625% 6/20/35 (e)	1,470	1,393
3.75% 4/20/34 (e)	14,489	13,733
3.75% 6/20/34 (e)	13,995	13,269
4% 11/20/33	1,348	1,204
4.25% 7/20/34 (e)	645	622
4.25% 7/20/34 (e)	2,110	2,070
4.5% 7/20/33 to 4/20/34	46,795	42,366
4.5% 9/20/34 (e)	2,868	2,830
4.5% 6/20/35 (e)	2,505	2,441
4.625% 5/20/34 (e)	945	930
4.75% 10/20/35 (e)	3,662	3,565
5% 8/15/18 to 6/15/38 (b)(d)	383,188	367,332
5% 11/19/38 (a)	22,400	21,378
5% 11/19/38 (a)	3,000	2,863
5% 12/18/38 (a)	25,400	24,177
5.5% 12/20/18 to 9/20/38	474,454	466,671
5.5% 8/20/38 (e)	22,583	22,761
5.5% 11/1/38 (a)	205,000	200,484
5.5% 11/1/38 (a)	120,000	117,356
5.5% 11/1/38 (a)	20,000	19,559
5.5% 11/1/38 (a)(b)	12,186	11,947
5.5% 11/19/38 (a)	50,000	49,016
5.5% 11/19/38 (a)	8,000	7,842
5.5% 11/19/38 (a)	30,000	29,409
5.5% 11/19/38 (a)	11,000	10,783
5.5% 11/19/38 (a)	13,000	12,714
5.5% 11/19/38 (a)	12,000	11,764
5.5% 11/19/38 (a)	50,000	49,016
5.5% 11/19/38 (a)	72,000	70,582
5.5% 11/19/38 (a)	192,000	187,770
5.5% 11/19/38 (a)	3,000	2,941
5.5% 11/19/38 (a)(b)	5,000	4,902
5.5% 11/19/38 (a)	5,000	4,899
5.5% 12/18/38 (a)(b)	87,000	84,866
5.5% 12/18/38 (a)	79,000	77,062
5.5% 12/18/38 (a)(b)	75,000	73,160
5.5% 12/18/38 (a)(b)	33,000	32,268
5.5% 12/18/38 (a)(b)	75,000	73,336
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.75% 8/20/35 (e)	$ 610	$ 618
6% 8/15/17 to 6/15/38 (b)	892,697	897,111
6% 11/1/38 (a)	10,000	9,984
6% 11/19/38 (a)	11,000	11,000
6% 11/19/38 (a)	6,000	6,000
6% 11/19/38 (a)	4,000	3,994
6% 11/19/38 (a)	35,000	34,999
6% 11/19/38 (a)	5,000	5,000
6% 11/19/38 (a)	5,000	5,000
6% 11/19/38 (a)	4,000	4,000
6.5% 4/15/23 to 11/20/37 (b)	245,264	250,160
6.5% 11/19/38 (a)	4,000	4,045
6.5% 11/19/38 (a)	4,000	4,045
6.5% 11/19/38 (a)	5,000	5,052
6.5% 11/19/38 (a)	110,000	111,233
6.5% 11/19/38 (a)	4,000	4,045
7% 10/20/16 to 9/20/34	90,561	93,180
7.25% 9/15/27	209	217
7.395% 6/20/25 to 11/20/27	1,511	1,565
7.5% 5/15/17 to 9/20/32	36,088	37,736
8% 8/15/18 to 7/15/32	9,306	9,874
8.5% 9/15/09 to 2/15/31	3,003	3,210
9% 2/15/09 to 5/15/30	1,345	1,463
9.5% 12/20/15 to 4/20/17	463	517
10.5% 1/15/14 to 5/15/19	559	635
13% 2/15/11 to 1/15/15	92	105
13.5% 7/15/10 to 1/15/15	11	13
		3,644,978
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,543,123)		4,480,338
Collateralized Mortgage Obligations - 15.0%

U.S. Government Agency - 15.0%
Fannie Mae:
floater Series 2007-95 Class A1, 3.5088% 8/27/36 (e)	22,360	22,318
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(f)	3,589	500
Series 2006-48 Class LF, 0% 8/25/34 (e)	60	59
target amortization class Series G94-2 Class D, 6.45% 1/25/24	2,223	2,275
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae STRIP:
Series 331 Class 12, 6.5% 2/1/33 (f)	$ 2,310	$ 445
Series 339 Class 5, 5.5% 7/1/33 (f)	3,719	733
Series 343 Class 16, 5.5% 5/1/34 (f)	2,682	533
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 4.8875% 4/15/17 (e)	2,105	2,058
Series 3094 Class UF, 0% 9/15/34 (e)	1,026	804
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	3,188	3,344
Series 2787 Class OI, 5.5% 10/15/24 (f)	1,180	30
Series 40 Class K, 6.5% 8/17/24	1,427	1,448
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	6,054	6,279
Series 2601 Class TI, 5.5% 10/15/22 (f)	14,796	2,349
Series 2750 Class ZT, 5% 2/15/34	6,462	4,909
Series 2866 Class CY, 4.5% 10/15/19	4,491	3,981
Series 2957 Class SW, 1.4125% 4/15/35 (e)(f)	10,563	707
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71:
Class Z, 5.5% 10/20/32	48,876	48,095
Class ZJ, 6% 10/20/32	25,061	25,088
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 4.6275% 5/20/31 (e)	576	555
Series 2002-41 Class HF, 4.8688% 6/16/32 (e)	654	628
Series 2007-22 Class TC, 0% 4/20/37 (e)	1,852	2,280
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	14,626	14,651
Series 1994-4 Class KQ, 7.9875% 7/16/24	896	955
Series 2000-26 Class PK, 7.5% 9/20/30	2,421	2,511
Series 2001-65 Class PH, 6% 11/20/28	6,126	6,260
Series 2002-5 Class PD, 6.5% 5/16/31	3,121	3,137
Series 2002-50 Class PE, 6% 7/20/32	17,485	17,430
Series 2003-31 Class PI, 5.5% 4/16/30 (f)	1,893	110
Series 2003-70 Class LE, 5% 7/20/32	44,000	41,308
Series 2004-19:
Class DJ, 4.5% 3/20/34	2,036	2,021
Class DP, 5.5% 3/20/34	3,895	3,903
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
Series 2004-30:
Class PC, 5% 11/20/30	$ 19,736	$ 19,443
Class UA, 3.5% 2/20/32	3,818	3,740
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	21,973
Series 2004-98 Class IG, 5.5% 2/20/30 (f)	2,581	200
Series 2005-17 Class IA, 5.5% 8/20/33 (f)	5,992	525
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	4,676
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,258
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,204
Series 2006-50 Class JC, 5% 6/20/36	11,780	10,927
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	18,051
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	669	711
Series 2001-40 Class Z, 6% 8/20/31	7,273	7,315
Series 2002-18 Class ZB, 6% 3/20/32	7,187	7,208
Series 2002-29:
Class SK, 8.25% 5/20/32 (e)	312	322
Class Z, 6.5% 5/16/32	10,697	10,891
Series 2002-42 Class ZA, 6% 6/20/32	4,631	4,647
Series 2002-43 Class Z, 6.5% 6/20/32	11,041	11,253
Series 2002-45 Class Z, 6% 6/20/32	2,630	2,626
Series 2002-67 Class ZA, 6% 9/20/32	88,405	88,887
Series 2003-7 Class VP, 6% 11/20/13	4,152	4,211
Series 2004-65 Class VE, 5.5% 7/20/15	4,070	4,106
Series 2004-86 Class G, 6% 10/20/34	6,273	6,060
Series 2005-28 Class AJ, 5.5% 4/20/35	30,204	28,978
Series 2005-47 Class ZY, 6% 6/20/35	4,883	4,358
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	860
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,115
Series 1995-6 Class Z, 7% 9/20/25	1,870	1,946
Series 2003-11 Class S, 2.0813% 2/16/33 (e)(f)	8,889	754
Series 2003-92 Class SN, 1.9613% 10/16/33 (e)(f)	26,929	2,122
Series 2004-32 Class GS, 2.0313% 5/16/34 (e)(f)	2,432	179
Series 2005-6 Class EY, 5.5% 11/20/33 (c)	1,016	858
Series 2006-13 Class DS, 4.6838% 3/20/36 (e)	40,291	35,801
Series 2007-18 Class S, 2.3313% 4/16/37 (e)(f)	41,205	4,660
Series 2007-35 Class SC, 13.3875% 6/16/37 (e)	14,117	18,568
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $570,462)		566,137
Commercial Mortgage Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.7174% 1/17/38 (e)(f)	$ 15,340	$ 184
Series 1998-M4 Class N, 1.1573% 2/25/35 (e)(f)	5,702	45
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 1.0509% 9/16/41 (e)(f)	126,603	2,296
Series 2001-12 Class X, 0.7712% 7/16/40 (e)(f)	33,368	458
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.8189% 9/16/42 (e)(f)	118,389	3,304
Series 2002-62 Class IO, 1.3691% 8/16/42 (e)(f)	74,000	1,914
Series 2002-85 Class X, 1.7203% 3/16/42 (e)(f)	64,865	3,557
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $28,743)		11,758
Cash Equivalents - 2.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.24%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations) # (Cost $97,797)	$ 97,799	97,797
TOTAL INVESTMENT PORTFOLIO - 136.4% (Cost $5,240,125)		5,156,030
NET OTHER ASSETS - (36.4)%		(1,375,525)
NET ASSETS - 100%		$ 3,780,505
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
194 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2009	$ 41,677	$ (519)

The face value of futures sold as a percentage of net assets - 1.1%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.695% with Credit Suisse First Boston	Oct. 2010	$ 26,000	$ 48
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.554% with Credit Suisse First Boston	April 2013	54,000	422
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.03% with Credit Suisse First Boston	Sept. 2013	63,000	(600)
Receive semi-annually a fixed rate equal to 4.36% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2038	13,000	(273)
		$ 156,000	$ (403)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $350,281.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $274,751.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$97,797,000 due 11/03/08 at 0.24%
ABN AMRO Bank N.V., New York Branch	$ 4,447
Banc of America Securities LLC	19,715
Bank of America, NA	32,529
Barclays Capital, Inc.	26,208
UBS Securities LLC	14,898
$ 97,797
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,156,030	$ -	$ 5,156,030	$ -
Other Financial Instruments*	$ (922)	$ (519)	$ (403)	$ -
*Other financial instruments include Futures Contracts and Swaps Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 9,063	$ -
Total Realized Gain (Loss)	-	-
Total Unrealized Gain (Loss)	1,109	-
Cost of Purchases	-	-
Proceeds of Sales	-	-
Amortization/Accretion	(1,494)	-
Transfer in/out of Level 3	(8,678)	-
Ending Balance	$ -	$ -
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $0.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,240,812,000. Net unrealized depreciation aggregated $84,782,000, of which $17,227,000 related to appreciated investment securities and $102,009,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government Income Fund

October 31, 2008

1.809070.104

GOV-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 55.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 24.5%
Fannie Mae:
2.5% 4/9/10	$ 26,360	$ 26,117
2.875% 10/12/10	82,635	82,344
3% 7/12/10	110,000	109,775
3.25% 8/12/10 (b)	122,020	122,324
4.75% 11/19/12	18,255	18,690
4.875% 4/15/09	8,399	8,483
4.875% 5/18/12	130,000	133,217
5.125% 4/15/11	123,600	128,455
6% 5/15/11	10,130	10,754
6.625% 9/15/09	149,585	154,042
Federal Home Loan Bank:
3.375% 10/20/10	38,100	38,181
3.625% 12/17/10	84,740	85,296
3.625% 10/18/13	78,750	75,959
Freddie Mac:
3.25% 7/16/10 (b)	221,145	221,820
4.5% 1/15/14	47,609	48,032
4.875% 6/13/18 (b)(g)	91,725	89,717
5% 6/11/09 (b)	80,600	81,711
5% 1/30/14	25,000	25,580
5% 2/16/17	52,500	51,778
5.25% 5/21/09	70,235	71,178
5.25% 7/18/11	29,530	31,032
5.75% 1/15/12	3,906	4,154
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	114,209
6.8% 2/15/12	26,674	28,175
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	5,371	5,668
6.99% 5/21/16	19,051	21,414
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	23,417
5.66% 9/15/11 (c)	18,000	19,032
5.685% 5/15/12	24,035	25,542
6.67% 9/15/09	3,500	3,611
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	5,365	5,201
Series 2002-20K Class 1, 5.08% 11/1/22	12,402	12,270
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates: - continued
Series 2003-P10B, Class 1 5.136% 8/10/13	$ 6,964	$ 6,959
Series 2004-20H Class 1, 5.17% 8/1/24	3,264	3,214
Tennessee Valley Authority 5.375% 4/1/56	8,429	7,843
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,940	3,970
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,899,164
U.S. Treasury Inflation Protected Obligations - 4.2%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	104,029	94,341
1.375% 7/15/18	111,264	95,087
1.625% 1/15/18	36,894	31,960
2.625% 7/15/17	108,602	101,667
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		323,055
U.S. Treasury Obligations - 26.6%
U.S. Treasury Bonds:
4.375% 2/15/38 (b)	87,350	87,609
4.5% 5/15/38	3,575	3,654
5% 5/15/37	139,000	153,095
6.125% 8/15/29	125,702	149,094
6.25% 8/15/23 (f)	1,500	1,717
8% 11/15/21 (f)	146,794	190,878
U.S. Treasury Notes:
1.5% 10/31/10	117,372	117,134
2.125% 1/31/10	198,280	199,860
2.75% 2/28/13	16,076	16,298
2.75% 10/31/13	28,980	28,883
2.875% 6/30/10	9,561	9,780
3.125% 11/30/09 (b)	29,100	29,605
3.125% 8/31/13	20,625	20,988
3.125% 9/30/13	59,130	60,091
3.375% 11/30/12 (b)	217,916	227,961
3.375% 7/31/13	53,650	55,226
3.5% 5/31/13	55,000	57,075
3.875% 5/15/18	21,149	21,114
4% 9/30/09	3,000	3,069
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4% 2/15/14	$ 43,031	$ 45,546
4% 8/15/18	39,259	39,311
4.25% 11/15/14 (b)	77,185	82,775
4.625% 8/31/11	593	641
4.625% 7/31/12	20	22
4.625% 11/15/16	117,000	122,631
4.75% 5/15/14 (b)	28,328	31,083
4.75% 8/15/17	59,349	62,817
5.125% 5/15/16	224,330	243,170
TOTAL U.S. TREASURY OBLIGATIONS		2,061,127
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,249,771)		4,283,346
U.S. Government Agency - Mortgage Securities - 36.5%

Fannie Mae - 25.7%
3.805% 1/1/34 (h)	468	470
3.915% 7/1/35 (h)	2,240	2,175
4% 9/1/13 to 6/1/20	21,865	20,561
4.171% 1/1/35 (h)	1,158	1,151
4.21% 8/1/33 (h)	726	711
4.237% 1/1/35 (h)	563	550
4.25% 2/1/35 (h)	604	604
4.274% 2/1/35 (h)	21,372	21,164
4.282% 3/1/33 (h)	220	220
4.297% 5/1/33 (h)	141	143
4.303% 3/1/33 (h)	281	281
4.329% 7/1/35 (h)	1,881	1,911
4.331% 1/1/35 (h)	701	698
4.361% 6/1/35 (h)	2,152	2,173
4.42% 10/1/34 (h)	3,094	3,089
4.426% 5/1/35 (h)	388	398
4.432% 8/1/34 (h)	1,495	1,495
4.432% 3/1/35 (h)	912	911
4.453% 11/1/33 (h)	1,246	1,241
4.488% 1/1/35 (h)	4,286	4,302
4.491% 12/1/34 (h)	442	434
4.499% 7/1/35 (h)	243	246
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 2/1/18 to 5/1/23 (e)	$ 31,089	$ 29,915
4.537% 2/1/33 (h)	547	552
4.545% 3/1/35 (h)	391	394
4.548% 10/1/33 (h)	457	451
4.553% 2/1/35 (h)	152	153
4.579% 6/1/33 (h)	190	193
4.6% 10/1/33 (h)	511	509
4.64% 4/1/33 (h)	77	79
4.665% 10/1/33 (h)	221	223
4.704% 2/1/35 (h)	4,889	4,914
4.744% 12/1/34 (h)	552	549
4.761% 1/1/34 (h)	55	53
4.776% 4/1/35 (h)	220	227
4.784% 10/1/35 (h)	1,499	1,498
4.785% 7/1/35 (h)	3,911	3,914
4.806% 11/1/34 (h)	1,760	1,755
4.821% 8/1/34 (h)	411	401
4.843% 8/1/33 (h)	652	644
4.857% 7/1/34 (h)	4,583	4,580
4.866% 8/1/34 (h)	4,159	4,152
4.871% 7/1/35 (h)	4,662	4,696
4.875% 5/1/35 (h)	1,604	1,628
4.898% 2/1/36 (h)	5,242	5,241
4.973% 7/1/34 (h)	271	270
4.982% 2/1/34 (h)	6,414	6,428
5% 6/1/14 to 4/1/38	375,517	362,351
5% 11/18/23 (d)	5,000	4,890
5% 11/1/28 (d)	7,338	6,977
5% 11/1/28 (d)	2,465	2,344
5% 11/13/38 (d)	12,000	11,377
5.005% 2/1/35 (h)	4,477	4,480
5.05% 1/1/37 (h)	5,238	5,251
5.09% 10/1/35 (h)	3,307	3,321
5.092% 9/1/34 (h)	583	582
5.095% 7/1/34 (h)	1,563	1,561
5.121% 3/1/35 (h)	138	139
5.15% 5/1/35 (h)	395	402
5.161% 10/1/18 (h)	282	282
5.174% 8/1/34 (h)	4,743	4,754
5.185% 3/1/35 (h)	325	325
5.215% 5/1/35 (h)	4,348	4,383
5.265% 12/1/36 (h)	2,246	2,256
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.279% 3/1/35 (h)	$ 339	$ 343
5.31% 12/1/34 (h)	731	731
5.325% 7/1/35 (h)	1,905	1,913
5.342% 2/1/37 (h)	2,311	2,334
5.444% 8/1/36 (h)	5,408	5,448
5.5% 4/1/09 to 9/1/38 (e)	531,810	524,255
5.5% 11/1/38 (d)	1,000	977
5.5% 11/13/38 (d)	100,000	97,719
5.5% 12/11/38 (d)	5,000	4,879
5.56% 4/1/36 (h)	3,956	4,049
5.633% 2/1/36 (h)	2,741	2,763
5.664% 6/1/36 (h)	6,137	6,180
5.773% 3/1/36 (h)	7,276	7,335
5.798% 5/1/36 (h)	2,515	2,534
5.799% 1/1/36 (h)	2,289	2,298
5.823% 6/1/35 (h)	1,653	1,694
5.845% 3/1/36 (h)	7,322	7,355
5.856% 3/1/36 (h)	5,944	6,002
5.889% 12/1/36 (h)	3,935	3,974
5.892% 2/1/35 (h)	119	119
5.913% 5/1/36 (h)	4,576	4,623
5.954% 5/1/36 (h)	2,487	2,513
6% 4/1/12 to 5/1/38 (e)	432,620	436,046
6% 11/13/38 (d)	85,500	85,484
6.013% 4/1/36 (h)	45,135	45,576
6.052% 3/1/33 (h)	232	235
6.076% 3/1/37 (h)	4,359	4,411
6.127% 4/1/36 (h)	4,050	4,093
6.217% 2/1/35 (h)	339	344
6.223% 3/1/37 (h)	1,394	1,402
6.226% 5/1/36 (h)	12,151	12,308
6.243% 6/1/36 (h)	610	612
6.301% 10/1/36 (h)	20,292	20,459
6.5% 2/1/12 to 4/1/37 (e)	41,918	42,899
6.5% 11/13/38 (d)	61,000	61,836
6.5% 11/13/38 (d)	11,000	11,151
6.545% 9/1/36 (h)	7,851	7,957
7% 7/1/13 to 7/1/32	4,673	4,868
7.5% 8/1/10 to 4/1/29	86	88
8.5% 1/1/15 to 7/1/31	453	479
9% 11/1/11 to 5/1/14	427	442
9.5% 11/15/09 to 10/1/20	586	647
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11% 8/1/10	$ 4	$ 4
11.25% 5/1/14	6	7
11.5% 6/15/19 to 1/15/21	978	1,100
12.5% 8/1/15 to 3/1/16	1	2
		1,986,510
Freddie Mac - 7.1%
4% 5/1/19 to 11/1/20	22,631	20,966
4.275% 6/1/35 (h)	843	859
4.319% 12/1/34 (h)	738	734
4.405% 3/1/35 (h)	927	923
4.45% 2/1/34 (h)	500	485
4.457% 3/1/35 (h)	800	798
4.5% 8/1/33	3,511	3,200
4.638% 4/1/35 (h)	6,321	6,341
4.718% 2/1/34 (h)	6,590	6,568
4.72% 4/1/35 (h)	3,268	3,296
4.788% 2/1/36 (h)	1,101	1,098
4.793% 9/1/36 (h)	2,655	2,596
4.801% 3/1/35 (h)	2,356	2,344
5% 1/1/09 to 6/1/38	105,269	99,883
5.023% 4/1/35 (h)	524	522
5.088% 7/1/35 (h)	3,703	3,712
5.118% 6/1/35 (h)	2,141	2,157
5.257% 2/1/36 (h)	281	282
5.364% 3/1/35 (h)	541	526
5.481% 1/1/36 (h)	3,918	3,934
5.5% 8/1/14 to 1/1/38 (e)	182,715	181,327
5.528% 1/1/36 (h)	5,276	5,294
5.582% 2/1/35 (h)	1,017	998
5.735% 10/1/35 (h)	1,131	1,137
5.813% 5/1/37 (h)	2,851	2,867
6% 7/1/16 to 9/1/38 (e)	83,157	83,570
6.022% 6/1/36 (h)	2,863	2,883
6.238% 5/1/36 (h)	2,503	2,526
6.312% 3/1/37 (h)	7,602	7,676
6.346% 7/1/36 (h)	2,901	2,929
6.427% 10/1/36 (h)	8,090	8,186
6.44% 3/1/33 (h)	162	165
6.5% 11/1/10 to 10/1/36	44,403	45,352
6.598% 12/1/36 (h)	14,962	15,083
6.635% 1/1/37 (h)	9,508	9,619
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.676% 10/1/36 (h)	$ 7,316	$ 7,416
6.839% 10/1/36 (h)	10,582	10,694
7% 4/1/11	3	3
7.5% 5/1/11 to 7/1/16	1,537	1,606
8.5% 5/1/17 to 9/1/29	187	199
9% 8/1/09 to 10/1/20	62	66
9.5% 6/1/09 to 8/1/21	246	276
9.75% 8/1/14	135	147
10% 7/1/09 to 8/1/21	19	21
11% 7/1/13 to 5/1/14	55	62
12% 8/1/13 to 3/1/15	2	2
12.5% 2/1/10 to 6/1/19	14	16
13% 8/1/10 to 6/1/15	6	6
		551,350
Government National Mortgage Association - 3.7%
4.25% 7/20/34 (h)	645	622
5% 2/20/33 to 6/20/38	71,223	67,890
5.5% 12/15/33 to 7/20/38	64,346	63,254
5.5% 11/1/38 (d)	5,000	4,890
5.5% 11/19/38 (d)(e)	4,000	3,912
5.5% 12/18/38 (d)	2,000	1,951
5.5% 12/18/38 (d)	2,000	1,951
6% 11/15/08 to 1/15/38	117,262	117,764
6% 11/1/38 (d)	5,000	4,992
6.5% 2/15/24 to 10/15/35	18,938	19,283
7% 10/15/26 to 8/15/32	89	92
7.5% 3/15/28 to 8/15/29	111	116
8% 6/15/18 to 12/15/23	1,158	1,227
8.5% 1/15/25	4	4
9% 12/15/09	0	0
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	91	104
13.5% 7/15/11	5	5
		288,058
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,860,684)		2,825,918
Collateralized Mortgage Obligations - 9.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 9.3%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 1,313	$ 1,360
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,789
Series 1993-240 Class PD, 6.25% 12/25/13	3,981	4,109
Series 1994-23:
Class PG, 6% 4/25/23	2,399	2,416
Class PZ, 6% 2/25/24	10,837	10,588
Series 1996-28 Class PK, 6.5% 7/25/25	3,634	3,759
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,433
Series 2006-45 Class OP, 6/25/36 (j)	5,664	4,210
Series 2006-62 Class KP, 4/25/36 (j)	11,961	8,583
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,534	2,649
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	13,568
Series 2003-22 6% 4/25/33 (i)	17,562	3,633
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	1,971
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 4.2388% 8/25/31 (h)	592	573
Series 2002-49 Class FB, 4.8775% 11/18/31 (h)	979	920
Series 2002-60 Class FV, 4.2588% 4/25/32 (h)	414	398
Series 2002-75 Class FA, 4.2588% 11/25/32 (h)	848	815
Series 2004-54 Class FE, 4.4088% 2/25/33 (h)	522	505
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	6,752
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,345
Series 2005-102 Class CO, 11/25/35 (j)	5,878	4,415
Series 2006-12 Class BO, 10/25/35 (j)	26,474	20,157
Series 2006-37 Class OW, 5/25/36 (j)	6,409	5,043
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	19,769	19,799
Series 2001-46 Class ZG, 6% 9/25/31	7,171	7,192
Series 2002-79 Class Z, 5.5% 11/25/22	11,991	11,185
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	9,035
Series 2004-3 Class BA, 4% 7/25/17	556	546
Series 2005-117, Class JN, 4.5% 1/25/36	645	522
Series 2006-72 Class CY, 6% 8/25/26	10,215	9,176
Series 2004-19 Class AY, 4% 4/25/19	37,116	32,400
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2007-36:
Class GO, 4/25/37 (j)	$ 1,179	$ 910
Class PO, 4/25/37 (j)	2,637	2,018
Class SB, 3.3413% 4/25/37 (h)(i)	34,241	3,303
Class SG, 3.3413% 4/25/37 (h)(i)	15,336	1,603
Series 2007-66 Class SA, 20.0475% 7/25/37 (h)	4,659	6,174
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	700	716
Series 3149 Class OD, 5/15/36 (j)	31,307	22,571
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,257	2,254
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 5.525% 2/15/24 (h)	1,017	961
planned amortization class Series 1681 Class PJ, 7% 12/15/23	5,516	5,624
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 5.1875% 2/15/32 (h)	573	541
Series 2630 Class FL, 5.0875% 6/15/18 (h)	550	555
Series 3008 Class SM, 0% 7/15/35 (h)	376	288
planned amortization class:
Series 1141 Class G, 9% 9/15/21	353	371
Series 1614 Class L, 6.5% 7/15/23	3,247	3,291
Series 2006-15 Class OP, 3/25/36 (j)	7,113	5,117
Series 2131 Class BG, 6% 3/15/29	46,980	46,912
Series 2356 Class GD, 6% 9/15/16	452	457
Series 2376 Class JE, 5.5% 11/15/16	3,160	3,138
Series 2378 Class PE, 5.5% 11/15/16	8,891	8,896
Series 2381 Class OG, 5.5% 11/15/16	2,508	2,512
Series 2628 Class OE, 4.5% 6/15/18	6,815	6,487
Series 2640 Class GE, 4.5% 7/15/18	7,310	6,750
Series 2682 Class LD, 4.5% 10/15/33	777	623
Series 2752 Class PW, 4% 4/15/22	792	792
Series 2802 Class OB, 6% 5/15/34	10,455	9,898
Series 2810 Class PD, 6% 6/15/33	995	970
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,300
Series 2962 Class BE, 4.5% 4/15/20	15,015	13,382
Series 3077 Class TO, 4/15/35 (j)	15,583	11,449
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 3110 Class OP, 9/15/35 (j)	$ 14,730	$ 10,901
Series 3119 Class PO, 2/15/36 (j)	17,895	13,315
Series 3121 Class KO, 3/15/36 (j)	6,076	4,768
Series 3123 Class LO, 3/15/36 (j)	11,594	8,335
Series 3145 Class GO, 4/15/36 (j)	10,402	7,522
Series 3151 Class PO, 5/15/36 (j)	11,276	8,064
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	6,195	6,157
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,513
Series 2570 Class CU, 4.5% 7/15/17	1,559	1,545
Series 2574 Class HP, 5% 2/15/18	42,150	39,730
Series 2587 Class AD, 4.71% 3/15/33	5,785	4,687
Series 2601 Class TB, 5.5% 4/15/23	869	758
Series 2611 Class CH, 4.5% 5/15/18	37,220	34,403
Series 2617 Class GW, 3.5% 6/15/16	1,723	1,729
Series 2675 Class CB, 4% 5/15/16	1,458	1,448
Series 2677 Class BC, 4% 9/15/18	20,040	17,822
Series 2683 Class JA, 4% 10/15/16	1,577	1,561
Series 2685 Class ND, 4% 10/15/18	9,064	8,053
Series 2729 Class GB, 5% 1/15/19	9,255	8,921
Series 2750 Class ZT, 5% 2/15/34	1,085	825
Series 2770 Class TW, 4.5% 3/15/19	19,670	17,413
Series 2773 Class HC, 4.5% 4/15/19	704	613
Series 2809 Class UA, 4% 12/15/14	1,602	1,603
Series 2849 Class AL, 5% 5/15/18	7,469	7,433
Series 2860 Class CP, 4% 10/15/17	1,711	1,695
Series 2874 Class BC, 5% 10/15/19	43,000	40,256
Series 2937 Class HJ, 5% 10/15/19	7,513	7,462
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,739
Series 3007 Class EW, 5.5% 7/15/25	8,875	7,749
Series 3013 Class VJ, 5% 1/15/14	1,648	1,665
Series 3401 Class EB, 5% 12/15/22	7,495	6,761
Series 2769 Class BU, 5% 3/15/34	5,712	4,994
Series 2863 Class DB, 4% 9/15/14	1,204	1,162
Series 2957 Class SW, 1.4125% 4/15/35 (h)(i)	24,215	1,620
Series 3002 Class SN, 1.9125% 7/15/35 (h)(i)	24,474	2,066
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	8,092	8,067
Series 2877 Class JC, 5% 10/15/34	1,262	1,248
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	$ 4,014	$ 4,192
Series 2003-116 Class JE, 5% 12/20/33	13,248	11,580
Series 2004-4 Class MG, 5% 1/16/34	10,425	9,053
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $741,288)		719,137
Cash Equivalents - 14.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) #	25,821	25,821
0.24%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations) #	139,722	139,719
0.25%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations) # (a)	983,617	983,597
TOTAL CASH EQUIVALENTS (Cost $1,149,137)		1,149,137
TOTAL INVESTMENT PORTFOLIO - 116.0% (Cost $9,000,880)		8,977,538
NET OTHER ASSETS - (16.0)%		(1,236,855)
NET ASSETS - 100%		$ 7,740,683
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
1,200 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2009	$ 257,794	$ 2,320

The face value of futures purchased as a percentage of net assets - 3.3%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 35,000	$ (865)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(6,606)
Receive semi-annually a fixed rate equal to 2.81% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2010	55,000	(44)
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	83,000	(476)
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	202,945	4,104
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	128,400	2,328
		$ 570,345	$ (1,559)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,032,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,120,000.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $5,991,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$25,821,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 6,164
Banc of America Securities LLC	14,473
Barclays Capital, Inc.	3,279
Credit Suisse Securities (USA) LLC	1,311
Deutsche Bank Securities, Inc.	594
$ 25,821
Repurchase Agreement / Counterparty	Value
$139,719,000 due 11/03/08 at 0.24%
ABN AMRO Bank N.V., New York Branch	$ 6,354
Banc of America Securities LLC	28,166
Bank of America, NA	46,472
Barclays Capital, Inc.	37,442
UBS Securities LLC	21,285
$ 139,719
$983,597,000 due 11/03/08 at 0.25%
Banc of America Securities LLC	$ 18,094
Bank of America, NA	965,503
$ 983,597
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,977,538	$ -	$ 8,977,538	$ -
Other Financial Instruments*	$ 760	$ 2,320	$ (1,559)	$ -
*Other financial instruments include Futures Contracts and Swap Agreements.
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $9,000,896,000. Net unrealized depreciation aggregated $23,358,000, of which $76,016,000 related to appreciated investment securities and $99,374,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity Government Income Fund

1.859105.101

AGVT-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 55.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 24.5%
Fannie Mae:
2.5% 4/9/10	$ 26,360	$ 26,117
2.875% 10/12/10	82,635	82,344
3% 7/12/10	110,000	109,775
3.25% 8/12/10 (b)	122,020	122,324
4.75% 11/19/12	18,255	18,690
4.875% 4/15/09	8,399	8,483
4.875% 5/18/12	130,000	133,217
5.125% 4/15/11	123,600	128,455
6% 5/15/11	10,130	10,754
6.625% 9/15/09	149,585	154,042
Federal Home Loan Bank:
3.375% 10/20/10	38,100	38,181
3.625% 12/17/10	84,740	85,296
3.625% 10/18/13	78,750	75,959
Freddie Mac:
3.25% 7/16/10 (b)	221,145	221,820
4.5% 1/15/14	47,609	48,032
4.875% 6/13/18 (b)(g)	91,725	89,717
5% 6/11/09 (b)	80,600	81,711
5% 1/30/14	25,000	25,580
5% 2/16/17	52,500	51,778
5.25% 5/21/09	70,235	71,178
5.25% 7/18/11	29,530	31,032
5.75% 1/15/12	3,906	4,154
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	114,209
6.8% 2/15/12	26,674	28,175
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	5,371	5,668
6.99% 5/21/16	19,051	21,414
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	23,417
5.66% 9/15/11 (c)	18,000	19,032
5.685% 5/15/12	24,035	25,542
6.67% 9/15/09	3,500	3,611
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	5,365	5,201
Series 2002-20K Class 1, 5.08% 11/1/22	12,402	12,270
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates: - continued
Series 2003-P10B, Class 1 5.136% 8/10/13	$ 6,964	$ 6,959
Series 2004-20H Class 1, 5.17% 8/1/24	3,264	3,214
Tennessee Valley Authority 5.375% 4/1/56	8,429	7,843
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,940	3,970
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,899,164
U.S. Treasury Inflation Protected Obligations - 4.2%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	104,029	94,341
1.375% 7/15/18	111,264	95,087
1.625% 1/15/18	36,894	31,960
2.625% 7/15/17	108,602	101,667
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		323,055
U.S. Treasury Obligations - 26.6%
U.S. Treasury Bonds:
4.375% 2/15/38 (b)	87,350	87,609
4.5% 5/15/38	3,575	3,654
5% 5/15/37	139,000	153,095
6.125% 8/15/29	125,702	149,094
6.25% 8/15/23 (f)	1,500	1,717
8% 11/15/21 (f)	146,794	190,878
U.S. Treasury Notes:
1.5% 10/31/10	117,372	117,134
2.125% 1/31/10	198,280	199,860
2.75% 2/28/13	16,076	16,298
2.75% 10/31/13	28,980	28,883
2.875% 6/30/10	9,561	9,780
3.125% 11/30/09 (b)	29,100	29,605
3.125% 8/31/13	20,625	20,988
3.125% 9/30/13	59,130	60,091
3.375% 11/30/12 (b)	217,916	227,961
3.375% 7/31/13	53,650	55,226
3.5% 5/31/13	55,000	57,075
3.875% 5/15/18	21,149	21,114
4% 9/30/09	3,000	3,069
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4% 2/15/14	$ 43,031	$ 45,546
4% 8/15/18	39,259	39,311
4.25% 11/15/14 (b)	77,185	82,775
4.625% 8/31/11	593	641
4.625% 7/31/12	20	22
4.625% 11/15/16	117,000	122,631
4.75% 5/15/14 (b)	28,328	31,083
4.75% 8/15/17	59,349	62,817
5.125% 5/15/16	224,330	243,170
TOTAL U.S. TREASURY OBLIGATIONS		2,061,127
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,249,771)		4,283,346
U.S. Government Agency - Mortgage Securities - 36.5%

Fannie Mae - 25.7%
3.805% 1/1/34 (h)	468	470
3.915% 7/1/35 (h)	2,240	2,175
4% 9/1/13 to 6/1/20	21,865	20,561
4.171% 1/1/35 (h)	1,158	1,151
4.21% 8/1/33 (h)	726	711
4.237% 1/1/35 (h)	563	550
4.25% 2/1/35 (h)	604	604
4.274% 2/1/35 (h)	21,372	21,164
4.282% 3/1/33 (h)	220	220
4.297% 5/1/33 (h)	141	143
4.303% 3/1/33 (h)	281	281
4.329% 7/1/35 (h)	1,881	1,911
4.331% 1/1/35 (h)	701	698
4.361% 6/1/35 (h)	2,152	2,173
4.42% 10/1/34 (h)	3,094	3,089
4.426% 5/1/35 (h)	388	398
4.432% 8/1/34 (h)	1,495	1,495
4.432% 3/1/35 (h)	912	911
4.453% 11/1/33 (h)	1,246	1,241
4.488% 1/1/35 (h)	4,286	4,302
4.491% 12/1/34 (h)	442	434
4.499% 7/1/35 (h)	243	246
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 2/1/18 to 5/1/23 (e)	$ 31,089	$ 29,915
4.537% 2/1/33 (h)	547	552
4.545% 3/1/35 (h)	391	394
4.548% 10/1/33 (h)	457	451
4.553% 2/1/35 (h)	152	153
4.579% 6/1/33 (h)	190	193
4.6% 10/1/33 (h)	511	509
4.64% 4/1/33 (h)	77	79
4.665% 10/1/33 (h)	221	223
4.704% 2/1/35 (h)	4,889	4,914
4.744% 12/1/34 (h)	552	549
4.761% 1/1/34 (h)	55	53
4.776% 4/1/35 (h)	220	227
4.784% 10/1/35 (h)	1,499	1,498
4.785% 7/1/35 (h)	3,911	3,914
4.806% 11/1/34 (h)	1,760	1,755
4.821% 8/1/34 (h)	411	401
4.843% 8/1/33 (h)	652	644
4.857% 7/1/34 (h)	4,583	4,580
4.866% 8/1/34 (h)	4,159	4,152
4.871% 7/1/35 (h)	4,662	4,696
4.875% 5/1/35 (h)	1,604	1,628
4.898% 2/1/36 (h)	5,242	5,241
4.973% 7/1/34 (h)	271	270
4.982% 2/1/34 (h)	6,414	6,428
5% 6/1/14 to 4/1/38	375,517	362,351
5% 11/18/23 (d)	5,000	4,890
5% 11/1/28 (d)	7,338	6,977
5% 11/1/28 (d)	2,465	2,344
5% 11/13/38 (d)	12,000	11,377
5.005% 2/1/35 (h)	4,477	4,480
5.05% 1/1/37 (h)	5,238	5,251
5.09% 10/1/35 (h)	3,307	3,321
5.092% 9/1/34 (h)	583	582
5.095% 7/1/34 (h)	1,563	1,561
5.121% 3/1/35 (h)	138	139
5.15% 5/1/35 (h)	395	402
5.161% 10/1/18 (h)	282	282
5.174% 8/1/34 (h)	4,743	4,754
5.185% 3/1/35 (h)	325	325
5.215% 5/1/35 (h)	4,348	4,383
5.265% 12/1/36 (h)	2,246	2,256
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.279% 3/1/35 (h)	$ 339	$ 343
5.31% 12/1/34 (h)	731	731
5.325% 7/1/35 (h)	1,905	1,913
5.342% 2/1/37 (h)	2,311	2,334
5.444% 8/1/36 (h)	5,408	5,448
5.5% 4/1/09 to 9/1/38 (e)	531,810	524,255
5.5% 11/1/38 (d)	1,000	977
5.5% 11/13/38 (d)	100,000	97,719
5.5% 12/11/38 (d)	5,000	4,879
5.56% 4/1/36 (h)	3,956	4,049
5.633% 2/1/36 (h)	2,741	2,763
5.664% 6/1/36 (h)	6,137	6,180
5.773% 3/1/36 (h)	7,276	7,335
5.798% 5/1/36 (h)	2,515	2,534
5.799% 1/1/36 (h)	2,289	2,298
5.823% 6/1/35 (h)	1,653	1,694
5.845% 3/1/36 (h)	7,322	7,355
5.856% 3/1/36 (h)	5,944	6,002
5.889% 12/1/36 (h)	3,935	3,974
5.892% 2/1/35 (h)	119	119
5.913% 5/1/36 (h)	4,576	4,623
5.954% 5/1/36 (h)	2,487	2,513
6% 4/1/12 to 5/1/38 (e)	432,620	436,046
6% 11/13/38 (d)	85,500	85,484
6.013% 4/1/36 (h)	45,135	45,576
6.052% 3/1/33 (h)	232	235
6.076% 3/1/37 (h)	4,359	4,411
6.127% 4/1/36 (h)	4,050	4,093
6.217% 2/1/35 (h)	339	344
6.223% 3/1/37 (h)	1,394	1,402
6.226% 5/1/36 (h)	12,151	12,308
6.243% 6/1/36 (h)	610	612
6.301% 10/1/36 (h)	20,292	20,459
6.5% 2/1/12 to 4/1/37 (e)	41,918	42,899
6.5% 11/13/38 (d)	61,000	61,836
6.5% 11/13/38 (d)	11,000	11,151
6.545% 9/1/36 (h)	7,851	7,957
7% 7/1/13 to 7/1/32	4,673	4,868
7.5% 8/1/10 to 4/1/29	86	88
8.5% 1/1/15 to 7/1/31	453	479
9% 11/1/11 to 5/1/14	427	442
9.5% 11/15/09 to 10/1/20	586	647
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11% 8/1/10	$ 4	$ 4
11.25% 5/1/14	6	7
11.5% 6/15/19 to 1/15/21	978	1,100
12.5% 8/1/15 to 3/1/16	1	2
		1,986,510
Freddie Mac - 7.1%
4% 5/1/19 to 11/1/20	22,631	20,966
4.275% 6/1/35 (h)	843	859
4.319% 12/1/34 (h)	738	734
4.405% 3/1/35 (h)	927	923
4.45% 2/1/34 (h)	500	485
4.457% 3/1/35 (h)	800	798
4.5% 8/1/33	3,511	3,200
4.638% 4/1/35 (h)	6,321	6,341
4.718% 2/1/34 (h)	6,590	6,568
4.72% 4/1/35 (h)	3,268	3,296
4.788% 2/1/36 (h)	1,101	1,098
4.793% 9/1/36 (h)	2,655	2,596
4.801% 3/1/35 (h)	2,356	2,344
5% 1/1/09 to 6/1/38	105,269	99,883
5.023% 4/1/35 (h)	524	522
5.088% 7/1/35 (h)	3,703	3,712
5.118% 6/1/35 (h)	2,141	2,157
5.257% 2/1/36 (h)	281	282
5.364% 3/1/35 (h)	541	526
5.481% 1/1/36 (h)	3,918	3,934
5.5% 8/1/14 to 1/1/38 (e)	182,715	181,327
5.528% 1/1/36 (h)	5,276	5,294
5.582% 2/1/35 (h)	1,017	998
5.735% 10/1/35 (h)	1,131	1,137
5.813% 5/1/37 (h)	2,851	2,867
6% 7/1/16 to 9/1/38 (e)	83,157	83,570
6.022% 6/1/36 (h)	2,863	2,883
6.238% 5/1/36 (h)	2,503	2,526
6.312% 3/1/37 (h)	7,602	7,676
6.346% 7/1/36 (h)	2,901	2,929
6.427% 10/1/36 (h)	8,090	8,186
6.44% 3/1/33 (h)	162	165
6.5% 11/1/10 to 10/1/36	44,403	45,352
6.598% 12/1/36 (h)	14,962	15,083
6.635% 1/1/37 (h)	9,508	9,619
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.676% 10/1/36 (h)	$ 7,316	$ 7,416
6.839% 10/1/36 (h)	10,582	10,694
7% 4/1/11	3	3
7.5% 5/1/11 to 7/1/16	1,537	1,606
8.5% 5/1/17 to 9/1/29	187	199
9% 8/1/09 to 10/1/20	62	66
9.5% 6/1/09 to 8/1/21	246	276
9.75% 8/1/14	135	147
10% 7/1/09 to 8/1/21	19	21
11% 7/1/13 to 5/1/14	55	62
12% 8/1/13 to 3/1/15	2	2
12.5% 2/1/10 to 6/1/19	14	16
13% 8/1/10 to 6/1/15	6	6
		551,350
Government National Mortgage Association - 3.7%
4.25% 7/20/34 (h)	645	622
5% 2/20/33 to 6/20/38	71,223	67,890
5.5% 12/15/33 to 7/20/38	64,346	63,254
5.5% 11/1/38 (d)	5,000	4,890
5.5% 11/19/38 (d)(e)	4,000	3,912
5.5% 12/18/38 (d)	2,000	1,951
5.5% 12/18/38 (d)	2,000	1,951
6% 11/15/08 to 1/15/38	117,262	117,764
6% 11/1/38 (d)	5,000	4,992
6.5% 2/15/24 to 10/15/35	18,938	19,283
7% 10/15/26 to 8/15/32	89	92
7.5% 3/15/28 to 8/15/29	111	116
8% 6/15/18 to 12/15/23	1,158	1,227
8.5% 1/15/25	4	4
9% 12/15/09	0	0
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	91	104
13.5% 7/15/11	5	5
		288,058
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,860,684)		2,825,918
Collateralized Mortgage Obligations - 9.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 9.3%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 1,313	$ 1,360
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,789
Series 1993-240 Class PD, 6.25% 12/25/13	3,981	4,109
Series 1994-23:
Class PG, 6% 4/25/23	2,399	2,416
Class PZ, 6% 2/25/24	10,837	10,588
Series 1996-28 Class PK, 6.5% 7/25/25	3,634	3,759
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,433
Series 2006-45 Class OP, 6/25/36 (j)	5,664	4,210
Series 2006-62 Class KP, 4/25/36 (j)	11,961	8,583
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2,534	2,649
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	13,568
Series 2003-22 6% 4/25/33 (i)	17,562	3,633
Fannie Mae Grantor Trust planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	1,971
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 4.2388% 8/25/31 (h)	592	573
Series 2002-49 Class FB, 4.8775% 11/18/31 (h)	979	920
Series 2002-60 Class FV, 4.2588% 4/25/32 (h)	414	398
Series 2002-75 Class FA, 4.2588% 11/25/32 (h)	848	815
Series 2004-54 Class FE, 4.4088% 2/25/33 (h)	522	505
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	6,752
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,345
Series 2005-102 Class CO, 11/25/35 (j)	5,878	4,415
Series 2006-12 Class BO, 10/25/35 (j)	26,474	20,157
Series 2006-37 Class OW, 5/25/36 (j)	6,409	5,043
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	19,769	19,799
Series 2001-46 Class ZG, 6% 9/25/31	7,171	7,192
Series 2002-79 Class Z, 5.5% 11/25/22	11,991	11,185
Series 2003-84 Class JK, 4.5% 9/25/18	10,000	9,035
Series 2004-3 Class BA, 4% 7/25/17	556	546
Series 2005-117, Class JN, 4.5% 1/25/36	645	522
Series 2006-72 Class CY, 6% 8/25/26	10,215	9,176
Series 2004-19 Class AY, 4% 4/25/19	37,116	32,400
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2007-36:
Class GO, 4/25/37 (j)	$ 1,179	$ 910
Class PO, 4/25/37 (j)	2,637	2,018
Class SB, 3.3413% 4/25/37 (h)(i)	34,241	3,303
Class SG, 3.3413% 4/25/37 (h)(i)	15,336	1,603
Series 2007-66 Class SA, 20.0475% 7/25/37 (h)	4,659	6,174
Freddie Mac:
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	700	716
Series 3149 Class OD, 5/15/36 (j)	31,307	22,571
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,257	2,254
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 5.525% 2/15/24 (h)	1,017	961
planned amortization class Series 1681 Class PJ, 7% 12/15/23	5,516	5,624
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 5.1875% 2/15/32 (h)	573	541
Series 2630 Class FL, 5.0875% 6/15/18 (h)	550	555
Series 3008 Class SM, 0% 7/15/35 (h)	376	288
planned amortization class:
Series 1141 Class G, 9% 9/15/21	353	371
Series 1614 Class L, 6.5% 7/15/23	3,247	3,291
Series 2006-15 Class OP, 3/25/36 (j)	7,113	5,117
Series 2131 Class BG, 6% 3/15/29	46,980	46,912
Series 2356 Class GD, 6% 9/15/16	452	457
Series 2376 Class JE, 5.5% 11/15/16	3,160	3,138
Series 2378 Class PE, 5.5% 11/15/16	8,891	8,896
Series 2381 Class OG, 5.5% 11/15/16	2,508	2,512
Series 2628 Class OE, 4.5% 6/15/18	6,815	6,487
Series 2640 Class GE, 4.5% 7/15/18	7,310	6,750
Series 2682 Class LD, 4.5% 10/15/33	777	623
Series 2752 Class PW, 4% 4/15/22	792	792
Series 2802 Class OB, 6% 5/15/34	10,455	9,898
Series 2810 Class PD, 6% 6/15/33	995	970
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,300
Series 2962 Class BE, 4.5% 4/15/20	15,015	13,382
Series 3077 Class TO, 4/15/35 (j)	15,583	11,449
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 3110 Class OP, 9/15/35 (j)	$ 14,730	$ 10,901
Series 3119 Class PO, 2/15/36 (j)	17,895	13,315
Series 3121 Class KO, 3/15/36 (j)	6,076	4,768
Series 3123 Class LO, 3/15/36 (j)	11,594	8,335
Series 3145 Class GO, 4/15/36 (j)	10,402	7,522
Series 3151 Class PO, 5/15/36 (j)	11,276	8,064
sequential payer:
Series 2388 Class ZA, 6% 12/15/31	6,195	6,157
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,513
Series 2570 Class CU, 4.5% 7/15/17	1,559	1,545
Series 2574 Class HP, 5% 2/15/18	42,150	39,730
Series 2587 Class AD, 4.71% 3/15/33	5,785	4,687
Series 2601 Class TB, 5.5% 4/15/23	869	758
Series 2611 Class CH, 4.5% 5/15/18	37,220	34,403
Series 2617 Class GW, 3.5% 6/15/16	1,723	1,729
Series 2675 Class CB, 4% 5/15/16	1,458	1,448
Series 2677 Class BC, 4% 9/15/18	20,040	17,822
Series 2683 Class JA, 4% 10/15/16	1,577	1,561
Series 2685 Class ND, 4% 10/15/18	9,064	8,053
Series 2729 Class GB, 5% 1/15/19	9,255	8,921
Series 2750 Class ZT, 5% 2/15/34	1,085	825
Series 2770 Class TW, 4.5% 3/15/19	19,670	17,413
Series 2773 Class HC, 4.5% 4/15/19	704	613
Series 2809 Class UA, 4% 12/15/14	1,602	1,603
Series 2849 Class AL, 5% 5/15/18	7,469	7,433
Series 2860 Class CP, 4% 10/15/17	1,711	1,695
Series 2874 Class BC, 5% 10/15/19	43,000	40,256
Series 2937 Class HJ, 5% 10/15/19	7,513	7,462
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,739
Series 3007 Class EW, 5.5% 7/15/25	8,875	7,749
Series 3013 Class VJ, 5% 1/15/14	1,648	1,665
Series 3401 Class EB, 5% 12/15/22	7,495	6,761
Series 2769 Class BU, 5% 3/15/34	5,712	4,994
Series 2863 Class DB, 4% 9/15/14	1,204	1,162
Series 2957 Class SW, 1.4125% 4/15/35 (h)(i)	24,215	1,620
Series 3002 Class SN, 1.9125% 7/15/35 (h)(i)	24,474	2,066
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	8,092	8,067
Series 2877 Class JC, 5% 10/15/34	1,262	1,248
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	$ 4,014	$ 4,192
Series 2003-116 Class JE, 5% 12/20/33	13,248	11,580
Series 2004-4 Class MG, 5% 1/16/34	10,425	9,053
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $741,288)		719,137
Cash Equivalents - 14.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) #	25,821	25,821
0.24%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations) #	139,722	139,719
0.25%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations) # (a)	983,617	983,597
TOTAL CASH EQUIVALENTS (Cost $1,149,137)		1,149,137
TOTAL INVESTMENT PORTFOLIO - 116.0% (Cost $9,000,880)		8,977,538
NET OTHER ASSETS - (16.0)%		(1,236,855)
NET ASSETS - 100%		$ 7,740,683
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
1,200 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2009	$ 257,794	$ 2,320

The face value of futures purchased as a percentage of net assets - 3.3%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 35,000	$ (865)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	66,000	(6,606)
Receive semi-annually a fixed rate equal to 2.81% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2010	55,000	(44)
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	83,000	(476)
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	202,945	4,104
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2009	128,400	2,328
		$ 570,345	$ (1,559)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,032,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,120,000.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $5,991,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$25,821,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 6,164
Banc of America Securities LLC	14,473
Barclays Capital, Inc.	3,279
Credit Suisse Securities (USA) LLC	1,311
Deutsche Bank Securities, Inc.	594
$ 25,821
Repurchase Agreement / Counterparty	Value
$139,719,000 due 11/03/08 at 0.24%
ABN AMRO Bank N.V., New York Branch	$ 6,354
Banc of America Securities LLC	28,166
Bank of America, NA	46,472
Barclays Capital, Inc.	37,442
UBS Securities LLC	21,285
$ 139,719
$983,597,000 due 11/03/08 at 0.25%
Banc of America Securities LLC	$ 18,094
Bank of America, NA	965,503
$ 983,597
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,977,538	$ -	$ 8,977,538	$ -
Other Financial Instruments*	$ 760	$ 2,320	$ (1,559)	$ -
*Other financial instruments include Futures Contracts and Swap Agreements.
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $9,000,896,000. Net unrealized depreciation aggregated $23,358,000, of which $76,016,000 related to appreciated investment securities and $99,374,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2016 FundSM

October 31, 2008

1.858577.101

RW16-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 34.5%
	Shares	Value
Domestic Equity Funds - 31.4%
Fidelity 100 Index Fund	51,752	$ 378,303
Fidelity Advisor Mid Cap II Fund Institutional Class	26,797	286,726
Fidelity Broad Market Opportunities Fund	77,483	489,691
Fidelity Disciplined Equity Fund	16,552	310,839
Fidelity Equity-Income Fund	9,350	310,337
Fidelity Large Cap Core Enhanced Index Fund	73,211	504,420
Fidelity Small Cap Opportunities Fund	32,307	189,320
TOTAL DOMESTIC EQUITY FUNDS		2,469,636
International Equity Funds - 3.1%
Fidelity Advisor International Discovery Fund Institutional Class	10,166	242,974
TOTAL EQUITY FUNDS (Cost $3,975,664)		2,712,610
Fixed-Income Funds - 39.4%

High Yield Fixed-Income Funds - 2.0%
Fidelity Capital & Income Fund	12,620	77,233
Fidelity Strategic Income Fund	8,848	76,183
TOTAL HIGH YIELD FIXED-INCOME FUNDS		153,416

	Shares	Value
Investment Grade Fixed-Income Funds - 37.4%
Fidelity Government Income Fund	58,105	$ 596,735
Fidelity Strategic Real Return Fund	72,704	563,459
Fidelity Total Bond Fund	196,721	1,782,294
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,942,488
TOTAL FIXED-INCOME FUNDS (Cost $3,551,594)		3,095,904
Short-Term Funds - 26.1%

Fidelity Institutional Money Market Portfolio Institutional Class	1,032,483	1,032,483
Fidelity Short-Term Bond Fund	126,150	1,023,076
TOTAL SHORT-TERM FUNDS (Cost $2,108,025)		2,055,559
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,635,283)		$ 7,864,073
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,864,073	$ 7,864,073	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $9,635,286. Net unrealized depreciation aggregated $1,771,213, of which $11,546 related to appreciated investment securities and $1,782,759 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2016 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2016 FundSM

1.858553.101

ARW16-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 34.5%
	Shares	Value
Domestic Equity Funds - 31.4%
Fidelity 100 Index Fund	51,752	$ 378,303
Fidelity Advisor Mid Cap II Fund Institutional Class	26,797	286,726
Fidelity Broad Market Opportunities Fund	77,483	489,691
Fidelity Disciplined Equity Fund	16,552	310,839
Fidelity Equity-Income Fund	9,350	310,337
Fidelity Large Cap Core Enhanced Index Fund	73,211	504,420
Fidelity Small Cap Opportunities Fund	32,307	189,320
TOTAL DOMESTIC EQUITY FUNDS		2,469,636
International Equity Funds - 3.1%
Fidelity Advisor International Discovery Fund Institutional Class	10,166	242,974
TOTAL EQUITY FUNDS (Cost $3,975,664)		2,712,610
Fixed-Income Funds - 39.4%

High Yield Fixed-Income Funds - 2.0%
Fidelity Capital & Income Fund	12,620	77,233
Fidelity Strategic Income Fund	8,848	76,183
TOTAL HIGH YIELD FIXED-INCOME FUNDS		153,416

	Shares	Value
Investment Grade Fixed-Income Funds - 37.4%
Fidelity Government Income Fund	58,105	$ 596,735
Fidelity Strategic Real Return Fund	72,704	563,459
Fidelity Total Bond Fund	196,721	1,782,294
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,942,488
TOTAL FIXED-INCOME FUNDS (Cost $3,551,594)		3,095,904
Short-Term Funds - 26.1%

Fidelity Institutional Money Market Portfolio Institutional Class	1,032,483	1,032,483
Fidelity Short-Term Bond Fund	126,150	1,023,076
TOTAL SHORT-TERM FUNDS (Cost $2,108,025)		2,055,559
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,635,283)		$ 7,864,073
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,864,073	$ 7,864,073	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $9,635,286. Net unrealized depreciation aggregated $1,771,213, of which $11,546 related to appreciated investment securities and $1,782,759 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

October 31, 2008

1.858579.101

RW18-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 40.3%
	Shares	Value
Domestic Equity Funds - 36.3%
Fidelity 100 Index Fund	40,611	$ 296,864
Fidelity Advisor Mid Cap II Fund Institutional Class	20,834	222,927
Fidelity Broad Market Opportunities Fund	60,424	381,879
Fidelity Disciplined Equity Fund	12,942	243,055
Fidelity Equity-Income Fund	7,308	242,565
Fidelity Large Cap Core Enhanced Index Fund	57,384	395,372
Fidelity Small Cap Opportunities Fund	25,057	146,834
TOTAL DOMESTIC EQUITY FUNDS		1,929,496
International Equity Funds - 4.0%
Fidelity Advisor International Discovery Fund Institutional Class	8,840	211,267
TOTAL EQUITY FUNDS (Cost $3,207,058)		2,140,763
Fixed-Income Funds - 37.7%

High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund	12,132	74,249
Fidelity Strategic Income Fund	8,542	73,547
TOTAL HIGH YIELD FIXED-INCOME FUNDS		147,796

	Shares	Value
Investment Grade Fixed-Income Funds - 34.9%
Fidelity Government Income Fund	36,628	$ 376,165
Fidelity Strategic Real Return Fund	45,497	352,599
Fidelity Total Bond Fund	124,035	1,123,759
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,852,523
TOTAL FIXED-INCOME FUNDS (Cost $2,296,259)		2,000,319
Short-Term Funds - 22.0%

Fidelity Institutional Money Market Portfolio Institutional Class	588,064	588,064
Fidelity Short-Term Bond Fund	71,797	582,271
TOTAL SHORT-TERM FUNDS (Cost $1,199,069)		1,170,335
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,702,386)		$ 5,311,417
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,311,417	$ 5,311,417	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $6,702,391. Net unrealized depreciation aggregated $1,390,974, of which $5,435 related to appreciated investment securities and $1,396,409 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2018 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2018 FundSM

1.858555.101

ARW18-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 40.3%
	Shares	Value
Domestic Equity Funds - 36.3%
Fidelity 100 Index Fund	40,611	$ 296,864
Fidelity Advisor Mid Cap II Fund Institutional Class	20,834	222,927
Fidelity Broad Market Opportunities Fund	60,424	381,879
Fidelity Disciplined Equity Fund	12,942	243,055
Fidelity Equity-Income Fund	7,308	242,565
Fidelity Large Cap Core Enhanced Index Fund	57,384	395,372
Fidelity Small Cap Opportunities Fund	25,057	146,834
TOTAL DOMESTIC EQUITY FUNDS		1,929,496
International Equity Funds - 4.0%
Fidelity Advisor International Discovery Fund Institutional Class	8,840	211,267
TOTAL EQUITY FUNDS (Cost $3,207,058)		2,140,763
Fixed-Income Funds - 37.7%

High Yield Fixed-Income Funds - 2.8%
Fidelity Capital & Income Fund	12,132	74,249
Fidelity Strategic Income Fund	8,542	73,547
TOTAL HIGH YIELD FIXED-INCOME FUNDS		147,796

	Shares	Value
Investment Grade Fixed-Income Funds - 34.9%
Fidelity Government Income Fund	36,628	$ 376,165
Fidelity Strategic Real Return Fund	45,497	352,599
Fidelity Total Bond Fund	124,035	1,123,759
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,852,523
TOTAL FIXED-INCOME FUNDS (Cost $2,296,259)		2,000,319
Short-Term Funds - 22.0%

Fidelity Institutional Money Market Portfolio Institutional Class	588,064	588,064
Fidelity Short-Term Bond Fund	71,797	582,271
TOTAL SHORT-TERM FUNDS (Cost $1,199,069)		1,170,335
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,702,386)		$ 5,311,417
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,311,417	$ 5,311,417	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $6,702,391. Net unrealized depreciation aggregated $1,390,974, of which $5,435 related to appreciated investment securities and $1,396,409 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

October 31, 2008

1.858582.101

RW20-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.5%
	Shares	Value
Domestic Equity Funds - 40.5%
Fidelity 100 Index Fund	19,583	$ 143,155
Fidelity Advisor Mid Cap II Fund Institutional Class	10,179	108,919
Fidelity Broad Market Opportunities Fund	29,408	185,858
Fidelity Disciplined Equity Fund	6,274	117,826
Fidelity Equity-Income Fund	3,553	117,915
Fidelity Large Cap Core Enhanced Index Fund	27,748	191,184
Fidelity Small Cap Opportunities Fund	12,300	72,081
TOTAL DOMESTIC EQUITY FUNDS		936,938
International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Institutional Class	4,824	115,286
TOTAL EQUITY FUNDS (Cost $1,463,007)		1,052,224
Fixed-Income Funds - 36.0%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund	6,670	40,823
Fidelity Strategic Income Fund	4,682	40,314
TOTAL HIGH YIELD FIXED-INCOME FUNDS		81,137

	Shares	Value
Investment Grade Fixed-Income Funds - 32.5%
Fidelity Government Income Fund	14,810	$ 152,097
Fidelity Strategic Real Return Fund	18,615	144,264
Fidelity Total Bond Fund	50,230	455,079
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		751,440
TOTAL FIXED-INCOME FUNDS (Cost $955,616)		832,577
Short-Term Funds - 18.5%

Fidelity Institutional Money Market Portfolio Institutional Class	215,480	215,480
Fidelity Short-Term Bond Fund	26,328	213,521
TOTAL SHORT-TERM FUNDS (Cost $438,870)		429,001
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,857,493)		$ 2,313,802
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,313,802	$ 2,313,802	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,857,493. Net unrealized depreciation aggregated $543,691, of which $8,451 related to appreciated investment securities and $552,142 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2020 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2020 FundSM

1.858557.101

ARW20-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.5%
	Shares	Value
Domestic Equity Funds - 40.5%
Fidelity 100 Index Fund	19,583	$ 143,155
Fidelity Advisor Mid Cap II Fund Institutional Class	10,179	108,919
Fidelity Broad Market Opportunities Fund	29,408	185,858
Fidelity Disciplined Equity Fund	6,274	117,826
Fidelity Equity-Income Fund	3,553	117,915
Fidelity Large Cap Core Enhanced Index Fund	27,748	191,184
Fidelity Small Cap Opportunities Fund	12,300	72,081
TOTAL DOMESTIC EQUITY FUNDS		936,938
International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Institutional Class	4,824	115,286
TOTAL EQUITY FUNDS (Cost $1,463,007)		1,052,224
Fixed-Income Funds - 36.0%

High Yield Fixed-Income Funds - 3.5%
Fidelity Capital & Income Fund	6,670	40,823
Fidelity Strategic Income Fund	4,682	40,314
TOTAL HIGH YIELD FIXED-INCOME FUNDS		81,137

	Shares	Value
Investment Grade Fixed-Income Funds - 32.5%
Fidelity Government Income Fund	14,810	$ 152,097
Fidelity Strategic Real Return Fund	18,615	144,264
Fidelity Total Bond Fund	50,230	455,079
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		751,440
TOTAL FIXED-INCOME FUNDS (Cost $955,616)		832,577
Short-Term Funds - 18.5%

Fidelity Institutional Money Market Portfolio Institutional Class	215,480	215,480
Fidelity Short-Term Bond Fund	26,328	213,521
TOTAL SHORT-TERM FUNDS (Cost $438,870)		429,001
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,857,493)		$ 2,313,802
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,313,802	$ 2,313,802	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,857,493. Net unrealized depreciation aggregated $543,691, of which $8,451 related to appreciated investment securities and $552,142 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

October 31, 2008

1.858584.101

RW22-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.4%
	Shares	Value
Domestic Equity Funds - 42.7%
Fidelity 100 Index Fund	35,107	$ 256,629
Fidelity Advisor Mid Cap II Fund Institutional Class	18,153	194,235
Fidelity Broad Market Opportunities Fund	52,469	331,604
Fidelity Disciplined Equity Fund	11,216	210,630
Fidelity Equity-Income Fund	6,349	210,738
Fidelity Large Cap Core Enhanced Index Fund	49,620	341,880
Fidelity Small Cap Opportunities Fund	21,909	128,389
TOTAL DOMESTIC EQUITY FUNDS		1,674,105
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	9,461	226,122
TOTAL EQUITY FUNDS (Cost $2,839,028)		1,900,227
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	12,758	78,082
Fidelity Strategic Income Fund	8,901	76,638
TOTAL HIGH YIELD FIXED-INCOME FUNDS		154,720

	Shares	Value
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Government Income Fund	24,028	$ 246,772
Fidelity Strategic Real Return Fund	30,075	233,082
Fidelity Total Bond Fund	81,426	737,718
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,217,572
TOTAL FIXED-INCOME FUNDS (Cost $1,587,594)		1,372,292
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Portfolio Institutional Class	326,960	326,960
Fidelity Short-Term Bond Fund	39,933	323,859
TOTAL SHORT-TERM FUNDS (Cost $668,267)		650,819
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,094,889)		$ 3,923,338
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,923,338	$ 3,923,338	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,094,892. Net unrealized depreciation aggregated $1,171,554, of which $5,902 related to appreciated investment securities and $1,177,456 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2022 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2022 FundSM

1.858560.101

ARW22-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.4%
	Shares	Value
Domestic Equity Funds - 42.7%
Fidelity 100 Index Fund	35,107	$ 256,629
Fidelity Advisor Mid Cap II Fund Institutional Class	18,153	194,235
Fidelity Broad Market Opportunities Fund	52,469	331,604
Fidelity Disciplined Equity Fund	11,216	210,630
Fidelity Equity-Income Fund	6,349	210,738
Fidelity Large Cap Core Enhanced Index Fund	49,620	341,880
Fidelity Small Cap Opportunities Fund	21,909	128,389
TOTAL DOMESTIC EQUITY FUNDS		1,674,105
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	9,461	226,122
TOTAL EQUITY FUNDS (Cost $2,839,028)		1,900,227
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.0%
Fidelity Capital & Income Fund	12,758	78,082
Fidelity Strategic Income Fund	8,901	76,638
TOTAL HIGH YIELD FIXED-INCOME FUNDS		154,720

	Shares	Value
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Government Income Fund	24,028	$ 246,772
Fidelity Strategic Real Return Fund	30,075	233,082
Fidelity Total Bond Fund	81,426	737,718
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,217,572
TOTAL FIXED-INCOME FUNDS (Cost $1,587,594)		1,372,292
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Portfolio Institutional Class	326,960	326,960
Fidelity Short-Term Bond Fund	39,933	323,859
TOTAL SHORT-TERM FUNDS (Cost $668,267)		650,819
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,094,889)		$ 3,923,338
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,923,338	$ 3,923,338	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,094,892. Net unrealized depreciation aggregated $1,171,554, of which $5,902 related to appreciated investment securities and $1,177,456 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

October 31, 2008

1.858587.101

RW24-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.7%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity 100 Index Fund	12,730	$ 93,057
Fidelity Advisor Mid Cap II Fund Institutional Class	6,528	69,851
Fidelity Broad Market Opportunities Fund	18,955	119,793
Fidelity Disciplined Equity Fund	4,062	76,276
Fidelity Equity-Income Fund	2,296	76,211
Fidelity Large Cap Core Enhanced Index Fund	17,989	123,946
Fidelity Small Cap Opportunities Fund	7,885	46,207
TOTAL DOMESTIC EQUITY FUNDS		605,341
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,728	89,093
TOTAL EQUITY FUNDS (Cost $1,010,537)		694,434
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	4,833	29,578
Fidelity Strategic Income Fund	3,385	29,143
TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,721

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	8,020	$ 82,366
Fidelity Strategic Real Return Fund	9,965	77,226
Fidelity Total Bond Fund	27,201	246,441
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		406,033
TOTAL FIXED-INCOME FUNDS (Cost $536,667)		464,754
Short-Term Funds - 15.4%

Fidelity Institutional Money Market Portfolio Institutional Class	105,770	105,770
Fidelity Short-Term Bond Fund	12,910	104,703
TOTAL SHORT-TERM FUNDS (Cost $215,485)		210,473
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,762,689)		$ 1,369,661
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,369,661	$ 1,369,661	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,762,689. Net unrealized depreciation aggregated $393,028, of which $1,903 related to appreciated investment securities and $394,931 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2024 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2024 FundSM

1.858562.101

ARW24-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.7%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity 100 Index Fund	12,730	$ 93,057
Fidelity Advisor Mid Cap II Fund Institutional Class	6,528	69,851
Fidelity Broad Market Opportunities Fund	18,955	119,793
Fidelity Disciplined Equity Fund	4,062	76,276
Fidelity Equity-Income Fund	2,296	76,211
Fidelity Large Cap Core Enhanced Index Fund	17,989	123,946
Fidelity Small Cap Opportunities Fund	7,885	46,207
TOTAL DOMESTIC EQUITY FUNDS		605,341
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,728	89,093
TOTAL EQUITY FUNDS (Cost $1,010,537)		694,434
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	4,833	29,578
Fidelity Strategic Income Fund	3,385	29,143
TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,721

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	8,020	$ 82,366
Fidelity Strategic Real Return Fund	9,965	77,226
Fidelity Total Bond Fund	27,201	246,441
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		406,033
TOTAL FIXED-INCOME FUNDS (Cost $536,667)		464,754
Short-Term Funds - 15.4%

Fidelity Institutional Money Market Portfolio Institutional Class	105,770	105,770
Fidelity Short-Term Bond Fund	12,910	104,703
TOTAL SHORT-TERM FUNDS (Cost $215,485)		210,473
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,762,689)		$ 1,369,661
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,369,661	$ 1,369,661	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,762,689. Net unrealized depreciation aggregated $393,028, of which $1,903 related to appreciated investment securities and $394,931 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

October 31, 2008

1.858589.101

RW26-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.9%
	Shares	Value
Domestic Equity Funds - 45.6%
Fidelity 100 Index Fund	11,772	$ 86,056
Fidelity Advisor Mid Cap II Fund Institutional Class	6,096	65,229
Fidelity Broad Market Opportunities Fund	17,637	111,466
Fidelity Disciplined Equity Fund	3,769	70,791
Fidelity Equity-Income Fund	2,131	70,720
Fidelity Large Cap Core Enhanced Index Fund	16,675	114,889
Fidelity Small Cap Opportunities Fund	7,353	43,089
TOTAL DOMESTIC EQUITY FUNDS		562,240
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	3,792	90,628
TOTAL EQUITY FUNDS (Cost $955,924)		652,868
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	4,644	28,419
Fidelity Strategic Income Fund	3,252	27,996
TOTAL HIGH YIELD FIXED-INCOME FUNDS		56,415

	Shares	Value
Investment Grade Fixed-Income Funds - 28.6%
Fidelity Government Income Fund	6,973	$ 71,614
Fidelity Strategic Real Return Fund	8,723	67,606
Fidelity Total Bond Fund	23,623	214,028
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		353,248
TOTAL FIXED-INCOME FUNDS (Cost $474,195)		409,663
Short-Term Funds - 13.9%

Fidelity Institutional Money Market Portfolio Institutional Class	85,720	85,720
Fidelity Short-Term Bond Fund	10,482	85,009
TOTAL SHORT-TERM FUNDS (Cost $175,488)		170,729
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,605,607)		$ 1,233,260
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,233,260	$ 1,233,260	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,605,607. Net unrealized depreciation aggregated $372,347, of which $1,819 related to appreciated investment securities and $374,166 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2026 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2026 FundSM

1.858564.101

ARW26-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.9%
	Shares	Value
Domestic Equity Funds - 45.6%
Fidelity 100 Index Fund	11,772	$ 86,056
Fidelity Advisor Mid Cap II Fund Institutional Class	6,096	65,229
Fidelity Broad Market Opportunities Fund	17,637	111,466
Fidelity Disciplined Equity Fund	3,769	70,791
Fidelity Equity-Income Fund	2,131	70,720
Fidelity Large Cap Core Enhanced Index Fund	16,675	114,889
Fidelity Small Cap Opportunities Fund	7,353	43,089
TOTAL DOMESTIC EQUITY FUNDS		562,240
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	3,792	90,628
TOTAL EQUITY FUNDS (Cost $955,924)		652,868
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	4,644	28,419
Fidelity Strategic Income Fund	3,252	27,996
TOTAL HIGH YIELD FIXED-INCOME FUNDS		56,415

	Shares	Value
Investment Grade Fixed-Income Funds - 28.6%
Fidelity Government Income Fund	6,973	$ 71,614
Fidelity Strategic Real Return Fund	8,723	67,606
Fidelity Total Bond Fund	23,623	214,028
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		353,248
TOTAL FIXED-INCOME FUNDS (Cost $474,195)		409,663
Short-Term Funds - 13.9%

Fidelity Institutional Money Market Portfolio Institutional Class	85,720	85,720
Fidelity Short-Term Bond Fund	10,482	85,009
TOTAL SHORT-TERM FUNDS (Cost $175,488)		170,729
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,605,607)		$ 1,233,260
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,233,260	$ 1,233,260	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,605,607. Net unrealized depreciation aggregated $372,347, of which $1,819 related to appreciated investment securities and $374,166 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

October 31, 2008

1.858591.101

RW28-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.7%
	Shares	Value
Domestic Equity Funds - 46.6%
Fidelity 100 Index Fund	67,176	$ 491,054
Fidelity Advisor Mid Cap II Fund Institutional Class	34,764	371,973
Fidelity Broad Market Opportunities Fund	100,685	636,330
Fidelity Disciplined Equity Fund	21,487	403,526
Fidelity Equity-Income Fund	12,166	403,799
Fidelity Large Cap Core Enhanced Index Fund	95,204	655,956
Fidelity Small Cap Opportunities Fund	42,008	246,166
TOTAL DOMESTIC EQUITY FUNDS		3,208,804
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	23,434	560,065
TOTAL EQUITY FUNDS (Cost $5,312,318)		3,768,869
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	27,453	168,014
Fidelity Strategic Income Fund	19,136	164,762
TOTAL HIGH YIELD FIXED-INCOME FUNDS		332,776

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund	37,464	$ 384,759
Fidelity Strategic Real Return Fund	46,902	363,489
Fidelity Total Bond Fund	126,900	1,149,719
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,897,967
TOTAL FIXED-INCOME FUNDS (Cost $2,586,698)		2,230,743
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class	450,684	450,684
Fidelity Short-Term Bond Fund	55,110	446,941
TOTAL SHORT-TERM FUNDS (Cost $918,739)		897,625
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,817,755)		$ 6,897,237
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,897,237	$ 6,897,237	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,817,755. Net unrealized depreciation aggregated $1,920,518, of which $17,783 related to appreciated investment securities and $1,938,301 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2028 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2028 FundSM

1.858566.101

ARW28-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 54.7%
	Shares	Value
Domestic Equity Funds - 46.6%
Fidelity 100 Index Fund	67,176	$ 491,054
Fidelity Advisor Mid Cap II Fund Institutional Class	34,764	371,973
Fidelity Broad Market Opportunities Fund	100,685	636,330
Fidelity Disciplined Equity Fund	21,487	403,526
Fidelity Equity-Income Fund	12,166	403,799
Fidelity Large Cap Core Enhanced Index Fund	95,204	655,956
Fidelity Small Cap Opportunities Fund	42,008	246,166
TOTAL DOMESTIC EQUITY FUNDS		3,208,804
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	23,434	560,065
TOTAL EQUITY FUNDS (Cost $5,312,318)		3,768,869
Fixed-Income Funds - 32.3%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund	27,453	168,014
Fidelity Strategic Income Fund	19,136	164,762
TOTAL HIGH YIELD FIXED-INCOME FUNDS		332,776

	Shares	Value
Investment Grade Fixed-Income Funds - 27.5%
Fidelity Government Income Fund	37,464	$ 384,759
Fidelity Strategic Real Return Fund	46,902	363,489
Fidelity Total Bond Fund	126,900	1,149,719
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,897,967
TOTAL FIXED-INCOME FUNDS (Cost $2,586,698)		2,230,743
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class	450,684	450,684
Fidelity Short-Term Bond Fund	55,110	446,941
TOTAL SHORT-TERM FUNDS (Cost $918,739)		897,625
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,817,755)		$ 6,897,237
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,897,237	$ 6,897,237	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,817,755. Net unrealized depreciation aggregated $1,920,518, of which $17,783 related to appreciated investment securities and $1,938,301 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

October 31, 2008

1.858593.101

RW30-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity 100 Index Fund	8,224	$ 60,115
Fidelity Advisor Mid Cap II Fund Institutional Class	4,262	45,601
Fidelity Broad Market Opportunities Fund	12,307	77,779
Fidelity Disciplined Equity Fund	2,627	49,337
Fidelity Equity-Income Fund	1,488	49,383
Fidelity Large Cap Core Enhanced Index Fund	11,635	80,167
Fidelity Small Cap Opportunities Fund	5,142	30,131
TOTAL DOMESTIC EQUITY FUNDS		392,513
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,095	73,968
TOTAL EQUITY FUNDS (Cost $672,859)		466,481
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	3,455	21,144
Fidelity Strategic Income Fund	2,418	20,822
TOTAL HIGH YIELD FIXED-INCOME FUNDS		41,966

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	4,421	$ 45,401
Fidelity Strategic Real Return Fund	5,536	42,905
Fidelity Total Bond Fund	14,965	135,587
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		223,893
TOTAL FIXED-INCOME FUNDS (Cost $305,012)		265,859
Short-Term Funds - 11.8%

Fidelity Institutional Money Market Portfolio Institutional Class	49,172	49,172
Fidelity Short-Term Bond Fund	6,005	48,699
TOTAL SHORT-TERM FUNDS (Cost $99,616)		97,871
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,077,487)		$ 830,211
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 830,211	$ 830,211	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,077,487. Net unrealized depreciation aggregated $247,276, of which $1,282 related to appreciated investment securities and $248,558 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2030 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2007

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2030 FundSM

1.858569.101

ARW30-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity 100 Index Fund	8,224	$ 60,115
Fidelity Advisor Mid Cap II Fund Institutional Class	4,262	45,601
Fidelity Broad Market Opportunities Fund	12,307	77,779
Fidelity Disciplined Equity Fund	2,627	49,337
Fidelity Equity-Income Fund	1,488	49,383
Fidelity Large Cap Core Enhanced Index Fund	11,635	80,167
Fidelity Small Cap Opportunities Fund	5,142	30,131
TOTAL DOMESTIC EQUITY FUNDS		392,513
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,095	73,968
TOTAL EQUITY FUNDS (Cost $672,859)		466,481
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	3,455	21,144
Fidelity Strategic Income Fund	2,418	20,822
TOTAL HIGH YIELD FIXED-INCOME FUNDS		41,966

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund	4,421	$ 45,401
Fidelity Strategic Real Return Fund	5,536	42,905
Fidelity Total Bond Fund	14,965	135,587
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		223,893
TOTAL FIXED-INCOME FUNDS (Cost $305,012)		265,859
Short-Term Funds - 11.8%

Fidelity Institutional Money Market Portfolio Institutional Class	49,172	49,172
Fidelity Short-Term Bond Fund	6,005	48,699
TOTAL SHORT-TERM FUNDS (Cost $99,616)		97,871
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,077,487)		$ 830,211
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 830,211	$ 830,211	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,077,487. Net unrealized depreciation aggregated $247,276, of which $1,282 related to appreciated investment securities and $248,558 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

October 31, 2008

1.858595.101

RW32-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.9%
	Shares	Value
Domestic Equity Funds - 48.1%
Fidelity 100 Index Fund	10,881	$ 79,543
Fidelity Advisor Mid Cap II Fund Institutional Class	5,629	60,229
Fidelity Broad Market Opportunities Fund	16,281	102,894
Fidelity Disciplined Equity Fund	3,483	65,403
Fidelity Equity-Income Fund	1,968	65,310
Fidelity Large Cap Core Enhanced Index Fund	15,393	106,059
Fidelity Small Cap Opportunities Fund	6,795	39,819
TOTAL DOMESTIC EQUITY FUNDS		519,257
International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,391	104,939
TOTAL EQUITY FUNDS (Cost $945,494)		624,196
Fixed-Income Funds - 31.8%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	4,683	28,661
Fidelity Strategic Income Fund	3,276	28,206
TOTAL HIGH YIELD FIXED-INCOME FUNDS		56,867

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	5,650	$ 58,020
Fidelity Strategic Real Return Fund	7,070	54,793
Fidelity Total Bond Fund	19,190	173,861
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		286,674
TOTAL FIXED-INCOME FUNDS (Cost $398,409)		343,541
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class	56,029	56,029
Fidelity Short-Term Bond Fund	6,837	55,451
TOTAL SHORT-TERM FUNDS (Cost $114,308)		111,480
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,458,211)		$ 1,079,217
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,079,217	$ 1,079,217	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,458,211. Net unrealized depreciation aggregated $378,994, of which $1,698 related to appreciated investment securities and $380,692 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2032 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2032 FundSM

1.858571.101

ARW32-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.9%
	Shares	Value
Domestic Equity Funds - 48.1%
Fidelity 100 Index Fund	10,881	$ 79,543
Fidelity Advisor Mid Cap II Fund Institutional Class	5,629	60,229
Fidelity Broad Market Opportunities Fund	16,281	102,894
Fidelity Disciplined Equity Fund	3,483	65,403
Fidelity Equity-Income Fund	1,968	65,310
Fidelity Large Cap Core Enhanced Index Fund	15,393	106,059
Fidelity Small Cap Opportunities Fund	6,795	39,819
TOTAL DOMESTIC EQUITY FUNDS		519,257
International Equity Funds - 9.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,391	104,939
TOTAL EQUITY FUNDS (Cost $945,494)		624,196
Fixed-Income Funds - 31.8%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	4,683	28,661
Fidelity Strategic Income Fund	3,276	28,206
TOTAL HIGH YIELD FIXED-INCOME FUNDS		56,867

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	5,650	$ 58,020
Fidelity Strategic Real Return Fund	7,070	54,793
Fidelity Total Bond Fund	19,190	173,861
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		286,674
TOTAL FIXED-INCOME FUNDS (Cost $398,409)		343,541
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class	56,029	56,029
Fidelity Short-Term Bond Fund	6,837	55,451
TOTAL SHORT-TERM FUNDS (Cost $114,308)		111,480
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,458,211)		$ 1,079,217
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,079,217	$ 1,079,217	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,458,211. Net unrealized depreciation aggregated $378,994, of which $1,698 related to appreciated investment securities and $380,692 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

October 31, 2008

1.858597.101

RW34-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 49.1%
Fidelity 100 Index Fund	15,646	$ 114,371
Fidelity Advisor Mid Cap II Fund Institutional Class	8,135	87,039
Fidelity Broad Market Opportunities Fund	23,482	148,404
Fidelity Disciplined Equity Fund	5,009	94,069
Fidelity Equity-Income Fund	2,833	94,032
Fidelity Large Cap Core Enhanced Index Fund	22,175	152,786
Fidelity Small Cap Opportunities Fund	9,848	57,707
TOTAL DOMESTIC EQUITY FUNDS		748,408
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,801	162,534
TOTAL EQUITY FUNDS (Cost $1,252,837)		910,942
Fixed-Income Funds - 31.3%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	6,991	42,782
Fidelity Strategic Income Fund	4,905	42,233
TOTAL HIGH YIELD FIXED-INCOME FUNDS		85,015

	Shares	Value
Investment Grade Fixed-Income Funds - 25.7%
Fidelity Government Income Fund	7,755	$ 79,648
Fidelity Strategic Real Return Fund	9,736	75,454
Fidelity Total Bond Fund	26,246	237,788
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		392,890
TOTAL FIXED-INCOME FUNDS (Cost $546,113)		477,905
Short-Term Funds - 8.9%

Fidelity Institutional Money Market Portfolio Institutional Class	68,214	68,214
Fidelity Short-Term Bond Fund	8,343	67,663
TOTAL SHORT-TERM FUNDS (Cost $138,722)		135,877
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,937,672)		$ 1,524,724
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,524,724	$ 1,524,724	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,937,672. Net unrealized depreciation aggregated $412,948, of which $3,848 related to appreciated investment securities and $416,796 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2034 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2034 FundSM

1.858573.101

ARW34-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.8%
	Shares	Value
Domestic Equity Funds - 49.1%
Fidelity 100 Index Fund	15,646	$ 114,371
Fidelity Advisor Mid Cap II Fund Institutional Class	8,135	87,039
Fidelity Broad Market Opportunities Fund	23,482	148,404
Fidelity Disciplined Equity Fund	5,009	94,069
Fidelity Equity-Income Fund	2,833	94,032
Fidelity Large Cap Core Enhanced Index Fund	22,175	152,786
Fidelity Small Cap Opportunities Fund	9,848	57,707
TOTAL DOMESTIC EQUITY FUNDS		748,408
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,801	162,534
TOTAL EQUITY FUNDS (Cost $1,252,837)		910,942
Fixed-Income Funds - 31.3%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	6,991	42,782
Fidelity Strategic Income Fund	4,905	42,233
TOTAL HIGH YIELD FIXED-INCOME FUNDS		85,015

	Shares	Value
Investment Grade Fixed-Income Funds - 25.7%
Fidelity Government Income Fund	7,755	$ 79,648
Fidelity Strategic Real Return Fund	9,736	75,454
Fidelity Total Bond Fund	26,246	237,788
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		392,890
TOTAL FIXED-INCOME FUNDS (Cost $546,113)		477,905
Short-Term Funds - 8.9%

Fidelity Institutional Money Market Portfolio Institutional Class	68,214	68,214
Fidelity Short-Term Bond Fund	8,343	67,663
TOTAL SHORT-TERM FUNDS (Cost $138,722)		135,877
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,937,672)		$ 1,524,724
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,524,724	$ 1,524,724	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,937,672. Net unrealized depreciation aggregated $412,948, of which $3,848 related to appreciated investment securities and $416,796 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

October 31, 2008

1.858599.101

RW36-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.8%
	Shares	Value
Domestic Equity Funds - 50.2%
Fidelity 100 Index Fund	13,451	$ 98,329
Fidelity Advisor Mid Cap II Fund Institutional Class	6,920	74,039
Fidelity Broad Market Opportunities Fund	20,073	126,860
Fidelity Disciplined Equity Fund	4,299	80,726
Fidelity Equity-Income Fund	2,432	80,705
Fidelity Large Cap Core Enhanced Index Fund	19,036	131,159
Fidelity Small Cap Opportunities Fund	8,359	48,987
TOTAL DOMESTIC EQUITY FUNDS		640,805
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	6,191	147,963
TOTAL EQUITY FUNDS (Cost $1,208,484)		788,768
Fixed-Income Funds - 31.4%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	6,175	37,789
Fidelity Strategic Income Fund	4,314	37,144
TOTAL HIGH YIELD FIXED-INCOME FUNDS		74,933

	Shares	Value
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund	6,454	$ 66,279
Fidelity Strategic Real Return Fund	8,021	62,164
Fidelity Total Bond Fund	21,846	197,921
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		326,364
TOTAL FIXED-INCOME FUNDS (Cost $467,721)		401,297
Short-Term Funds - 6.8%

Fidelity Institutional Money Market Portfolio Institutional Class	43,747	43,747
Fidelity Short-Term Bond Fund	5,348	43,375
TOTAL SHORT-TERM FUNDS (Cost $89,671)		87,122
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,765,876)		$ 1,277,187
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,277,187	$ 1,277,187	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,765,876. Net unrealized depreciation aggregated $488,689, of which $1,000 related to appreciated investment securities and $489,689 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2036 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

1.858575.101

ARW36-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.8%
	Shares	Value
Domestic Equity Funds - 50.2%
Fidelity 100 Index Fund	13,451	$ 98,329
Fidelity Advisor Mid Cap II Fund Institutional Class	6,920	74,039
Fidelity Broad Market Opportunities Fund	20,073	126,860
Fidelity Disciplined Equity Fund	4,299	80,726
Fidelity Equity-Income Fund	2,432	80,705
Fidelity Large Cap Core Enhanced Index Fund	19,036	131,159
Fidelity Small Cap Opportunities Fund	8,359	48,987
TOTAL DOMESTIC EQUITY FUNDS		640,805
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	6,191	147,963
TOTAL EQUITY FUNDS (Cost $1,208,484)		788,768
Fixed-Income Funds - 31.4%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	6,175	37,789
Fidelity Strategic Income Fund	4,314	37,144
TOTAL HIGH YIELD FIXED-INCOME FUNDS		74,933

	Shares	Value
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund	6,454	$ 66,279
Fidelity Strategic Real Return Fund	8,021	62,164
Fidelity Total Bond Fund	21,846	197,921
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		326,364
TOTAL FIXED-INCOME FUNDS (Cost $467,721)		401,297
Short-Term Funds - 6.8%

Fidelity Institutional Money Market Portfolio Institutional Class	43,747	43,747
Fidelity Short-Term Bond Fund	5,348	43,375
TOTAL SHORT-TERM FUNDS (Cost $89,671)		87,122
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,765,876)		$ 1,277,187
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,277,187	$ 1,277,187	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,765,876. Net unrealized depreciation aggregated $488,689, of which $1,000 related to appreciated investment securities and $489,689 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

October 31, 2008

1.867283.100

RW38-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.3%
	Shares	Value
Domestic Equity Funds - 51.6%
Fidelity 100 Index Fund	14,261	$ 104,249
Fidelity Advisor Mid Cap II Fund Institutional Class	7,403	79,212
Fidelity Broad Market Opportunities Fund	21,388	135,173
Fidelity Disciplined Equity Fund	4,566	85,742
Fidelity Equity-Income Fund	2,583	85,714
Fidelity Large Cap Core Enhanced Index Fund	20,182	139,054
Fidelity Small Cap Opportunities Fund	8,953	52,462
TOTAL DOMESTIC EQUITY FUNDS		681,606
International Equity Funds - 12.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,992	167,116
TOTAL EQUITY FUNDS (Cost $1,213,950)		848,722
Fixed-Income Funds - 31.5%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	6,784	41,521
Fidelity Strategic Income Fund	4,744	40,850
TOTAL HIGH YIELD FIXED-INCOME FUNDS		82,371

	Shares	Value
Investment Grade Fixed-Income Funds - 25.2%
Fidelity Government Income Fund	6,571	$ 67,487
Fidelity Strategic Real Return Fund	8,251	63,944
Fidelity Total Bond Fund	22,246	201,552
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		332,983
TOTAL FIXED-INCOME FUNDS (Cost $482,695)		415,354
Short-Term Funds - 4.2%

Fidelity Institutional Money Market Portfolio Institutional Class	28,177	28,177
Fidelity Short-Term Bond Fund	3,447	27,954
TOTAL SHORT-TERM FUNDS (Cost $57,389)		56,131
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,754,034)		$ 1,320,207
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,320,207	$ 1,320,207	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,754,034. Net unrealized depreciation aggregated $433,827, of which $1,089 related to appreciated investment securities and $434,916 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short - term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2038 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2038 FundSM

1.867272.100

ARW38-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.3%
	Shares	Value
Domestic Equity Funds - 51.6%
Fidelity 100 Index Fund	14,261	$ 104,249
Fidelity Advisor Mid Cap II Fund Institutional Class	7,403	79,212
Fidelity Broad Market Opportunities Fund	21,388	135,173
Fidelity Disciplined Equity Fund	4,566	85,742
Fidelity Equity-Income Fund	2,583	85,714
Fidelity Large Cap Core Enhanced Index Fund	20,182	139,054
Fidelity Small Cap Opportunities Fund	8,953	52,462
TOTAL DOMESTIC EQUITY FUNDS		681,606
International Equity Funds - 12.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,992	167,116
TOTAL EQUITY FUNDS (Cost $1,213,950)		848,722
Fixed-Income Funds - 31.5%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	6,784	41,521
Fidelity Strategic Income Fund	4,744	40,850
TOTAL HIGH YIELD FIXED-INCOME FUNDS		82,371

	Shares	Value
Investment Grade Fixed-Income Funds - 25.2%
Fidelity Government Income Fund	6,571	$ 67,487
Fidelity Strategic Real Return Fund	8,251	63,944
Fidelity Total Bond Fund	22,246	201,552
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		332,983
TOTAL FIXED-INCOME FUNDS (Cost $482,695)		415,354
Short-Term Funds - 4.2%

Fidelity Institutional Money Market Portfolio Institutional Class	28,177	28,177
Fidelity Short-Term Bond Fund	3,447	27,954
TOTAL SHORT-TERM FUNDS (Cost $57,389)		56,131
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,754,034)		$ 1,320,207
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,320,207	$ 1,320,207	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,754,034. Net unrealized depreciation aggregated $433,827, of which $1,089 related to appreciated investment securities and $434,916 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short - term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

October 31, 2008

1.867287.100

RW40-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.4%
	Shares	Value
Domestic Equity Funds - 52.5%
Fidelity 100 Index Fund	10,288	$ 75,206
Fidelity Advisor Mid Cap II Fund Institutional Class	5,329	57,019
Fidelity Broad Market Opportunities Fund	15,422	97,469
Fidelity Disciplined Equity Fund	3,291	61,809
Fidelity Equity-Income Fund	1,865	61,890
Fidelity Large Cap Core Enhanced Index Fund	14,575	100,420
Fidelity Small Cap Opportunities Fund	6,447	37,782
TOTAL DOMESTIC EQUITY FUNDS		491,595
International Equity Funds - 12.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,037	120,387
TOTAL EQUITY FUNDS (Cost $858,328)		611,982
Fixed-Income Funds - 31.6%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	4,985	30,511
Fidelity Strategic Income Fund	3,482	29,983
TOTAL HIGH YIELD FIXED-INCOME FUNDS		60,494

	Shares	Value
Investment Grade Fixed-Income Funds - 25.1%
Fidelity Government Income Fund	4,643	$ 47,679
Fidelity Strategic Real Return Fund	5,822	45,124
Fidelity Total Bond Fund	15,723	142,448
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		235,251
TOTAL FIXED-INCOME FUNDS (Cost $341,967)		295,745
Short-Term Funds - 3.0%

Fidelity Institutional Money Market Portfolio Institutional Class	14,269	14,269
Fidelity Short-Term Bond Fund	1,745	14,150
TOTAL SHORT-TERM FUNDS (Cost $29,150)		28,419
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,229,445)		$ 936,146
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 936,146	$ 936,146	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,229,445. Net unrealized depreciation aggregated $293,299, of which $739 related to appreciated investment securities and $294,038 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2040 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2040 FundSM

1.867277.100

ARW40-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.4%
	Shares	Value
Domestic Equity Funds - 52.5%
Fidelity 100 Index Fund	10,288	$ 75,206
Fidelity Advisor Mid Cap II Fund Institutional Class	5,329	57,019
Fidelity Broad Market Opportunities Fund	15,422	97,469
Fidelity Disciplined Equity Fund	3,291	61,809
Fidelity Equity-Income Fund	1,865	61,890
Fidelity Large Cap Core Enhanced Index Fund	14,575	100,420
Fidelity Small Cap Opportunities Fund	6,447	37,782
TOTAL DOMESTIC EQUITY FUNDS		491,595
International Equity Funds - 12.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,037	120,387
TOTAL EQUITY FUNDS (Cost $858,328)		611,982
Fixed-Income Funds - 31.6%

High Yield Fixed-Income Funds - 6.5%
Fidelity Capital & Income Fund	4,985	30,511
Fidelity Strategic Income Fund	3,482	29,983
TOTAL HIGH YIELD FIXED-INCOME FUNDS		60,494

	Shares	Value
Investment Grade Fixed-Income Funds - 25.1%
Fidelity Government Income Fund	4,643	$ 47,679
Fidelity Strategic Real Return Fund	5,822	45,124
Fidelity Total Bond Fund	15,723	142,448
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		235,251
TOTAL FIXED-INCOME FUNDS (Cost $341,967)		295,745
Short-Term Funds - 3.0%

Fidelity Institutional Money Market Portfolio Institutional Class	14,269	14,269
Fidelity Short-Term Bond Fund	1,745	14,150
TOTAL SHORT-TERM FUNDS (Cost $29,150)		28,419
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,229,445)		$ 936,146
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 936,146	$ 936,146	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,229,445. Net unrealized depreciation aggregated $293,299, of which $739 related to appreciated investment securities and $294,038 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

October 31, 2008

1.867292.100

RW42-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.9%
	Shares	Value
Domestic Equity Funds - 53.0%
Fidelity 100 Index Fund	12,527	$ 91,573
Fidelity Advisor Mid Cap II Fund Institutional Class	6,504	69,592
Fidelity Broad Market Opportunities Fund	18,765	118,597
Fidelity Disciplined Equity Fund	4,008	75,276
Fidelity Equity-Income Fund	2,268	75,266
Fidelity Large Cap Core Enhanced Index Fund	17,754	122,322
Fidelity Small Cap Opportunities Fund	7,844	45,969
TOTAL DOMESTIC EQUITY FUNDS		598,595
International Equity Funds - 12.9%
Fidelity Advisor International Discovery Fund Institutional Class	6,125	146,379
TOTAL EQUITY FUNDS (Cost $1,084,719)		744,974
Fixed-Income Funds - 31.9%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	6,208	37,994
Fidelity Strategic Income Fund	4,340	37,366
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,360

	Shares	Value
Investment Grade Fixed-Income Funds - 25.2%
Fidelity Government Income Fund	5,620	$ 57,720
Fidelity Strategic Real Return Fund	7,047	54,614
Fidelity Total Bond Fund	19,027	172,386
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		284,720
TOTAL FIXED-INCOME FUNDS (Cost $419,242)		360,080
Short-Term Funds - 2.2%

Fidelity Institutional Money Market Portfolio Institutional Class	12,442	12,442
Fidelity Short-Term Bond Fund	1,521	12,339
TOTAL SHORT-TERM FUNDS (Cost $25,394)		24,781
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,529,355)		$ 1,129,835
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,129,835	$ 1,129,835	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,529,355. Net unrealized depreciation aggregated $399,520, of which $1,826 related to appreciated investment securities and $401,346 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2042 Fund
Class A
Class T
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2042 FundSM

1.867280.100

ARW42-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.9%
	Shares	Value
Domestic Equity Funds - 53.0%
Fidelity 100 Index Fund	12,527	$ 91,573
Fidelity Advisor Mid Cap II Fund Institutional Class	6,504	69,592
Fidelity Broad Market Opportunities Fund	18,765	118,597
Fidelity Disciplined Equity Fund	4,008	75,276
Fidelity Equity-Income Fund	2,268	75,266
Fidelity Large Cap Core Enhanced Index Fund	17,754	122,322
Fidelity Small Cap Opportunities Fund	7,844	45,969
TOTAL DOMESTIC EQUITY FUNDS		598,595
International Equity Funds - 12.9%
Fidelity Advisor International Discovery Fund Institutional Class	6,125	146,379
TOTAL EQUITY FUNDS (Cost $1,084,719)		744,974
Fixed-Income Funds - 31.9%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	6,208	37,994
Fidelity Strategic Income Fund	4,340	37,366
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,360

	Shares	Value
Investment Grade Fixed-Income Funds - 25.2%
Fidelity Government Income Fund	5,620	$ 57,720
Fidelity Strategic Real Return Fund	7,047	54,614
Fidelity Total Bond Fund	19,027	172,386
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		284,720
TOTAL FIXED-INCOME FUNDS (Cost $419,242)		360,080
Short-Term Funds - 2.2%

Fidelity Institutional Money Market Portfolio Institutional Class	12,442	12,442
Fidelity Short-Term Bond Fund	1,521	12,339
TOTAL SHORT-TERM FUNDS (Cost $25,394)		24,781
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,529,355)		$ 1,129,835
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,129,835	$ 1,129,835	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,529,355. Net unrealized depreciation aggregated $399,520, of which $1,826 related to appreciated investment securities and $401,346 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate Government
Income Fund

October 31, 2008

1.809098.104

SLM-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 75.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 24.9%
Fannie Mae:
2.5% 4/9/10	$ 5,130	$ 5,083
2.875% 10/12/10	18,080	18,016
3% 7/12/10	3,000	2,994
3.25% 8/12/10	9,973	9,998
3.375% 5/19/11	21,075	21,173
3.625% 8/15/11	30,000	30,300
3.875% 12/10/09	9,980	10,069
3.875% 7/12/13	4,891	4,833
4.75% 11/19/12	16,010	16,391
4.875% 5/18/12	8,000	8,198
5% 2/16/12	15,040	15,625
6% 5/15/11	8,545	9,071
Federal Home Loan Bank:
3.375% 10/20/10	32,500	32,570
3.625% 12/17/10	8,930	8,989
3.625% 10/18/13	8,400	8,102
Freddie Mac:
3.25% 7/16/10	3,221	3,231
3.75% 6/28/13	2,250	2,207
3.875% 6/29/11	16,481	16,775
4.125% 11/30/09	6,200	6,271
4.125% 9/27/13	1,650	1,642
4.5% 1/15/14	15,981	16,123
4.875% 6/13/18	14,923	14,596
5% 2/16/17	7,000	6,904
5.125% 4/18/11	2,000	2,079
5.125% 11/17/17	5,000	4,959
5.25% 7/18/11	12,000	12,610
5.5% 8/23/17	3,907	3,975
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	6,668	7,044
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,506
5.66% 9/15/11 (c)	9,000	9,516
5.685% 5/15/12	3,915	4,160
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	$ 630	$ 620
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	2,190	2,208
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		319,838
U.S. Treasury Inflation Protected Obligations - 2.9%
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18	26,774	22,882
1.625% 1/15/18	3,744	3,244
2.625% 7/15/17	11,016	10,313
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		36,439
U.S. Treasury Obligations - 47.6%
U.S. Treasury Notes:
1.5% 10/31/10	84,742	84,573
1.75% 3/31/10	50,842	51,013
2.375% 8/31/10	42,975	43,646
2.75% 7/31/10	6,922	7,081
2.75% 2/28/13 (b)	29,098	29,500
3.125% 8/31/13	39,785	40,484
3.125% 9/30/13	54,650	55,538
3.375% 6/30/13	26,378	27,167
3.375% 7/31/13	24,100	24,808
3.5% 5/31/13	1,950	2,024
3.875% 5/15/18	5,088	5,080
4% 2/15/14	17,519	18,543
4% 8/15/18	26,670	26,705
4.25% 11/15/14 (b)	38,000	40,752
4.25% 11/15/17	6,000	6,171
4.625% 12/31/11	13,000	14,082
4.625% 7/31/12	68,545	74,810
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 5/15/14 (b)	$ 15,608	$ 17,126
4.75% 8/15/17	38,738	41,002
TOTAL U.S. TREASURY OBLIGATIONS		610,105
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $962,711)		966,382
U.S. Government Agency - Mortgage Securities - 15.5%

Fannie Mae - 10.9%
3.915% 7/1/35 (e)	231	224
4% 9/1/13 to 5/1/20	2,370	2,229
4.106% 5/1/34 (e)	724	722
4.171% 1/1/35 (e)	164	163
4.202% 5/1/35 (e)	9,072	8,822
4.21% 8/1/33 (e)	99	97
4.237% 1/1/35 (e)	74	72
4.25% 2/1/35 (e)	79	79
4.274% 2/1/35 (e)	2,407	2,383
4.279% 7/1/33 (e)	13,057	12,998
4.295% 8/1/35 (e)	1,123	1,092
4.297% 5/1/33 (e)	18	19
4.303% 3/1/33 (e)	41	41
4.309% 8/1/33 (e)	292	287
4.329% 7/1/35 (e)	239	243
4.331% 1/1/35 (e)	91	91
4.361% 6/1/35 (e)	278	281
4.37% 6/1/33 (e)	643	640
4.399% 10/1/33 (e)	351	349
4.42% 10/1/34 (e)	362	361
4.42% 5/1/35 (e)	883	899
4.426% 5/1/35 (e)	71	72
4.432% 8/1/34 (e)	211	211
4.432% 3/1/35 (e)	137	137
4.453% 11/1/33 (e)	131	131
4.488% 1/1/35 (e)	405	407
4.491% 12/1/34 (e)	41	40
4.499% 7/1/35 (e)	29	29
4.5% 3/1/18 to 11/1/19	2,344	2,260
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.501% 5/1/35 (e)	$ 179	$ 181
4.525% 8/1/34 (e)	1,114	1,089
4.537% 2/1/33 (e)	57	58
4.545% 3/1/35 (e)	441	445
4.548% 10/1/33 (e)	57	56
4.553% 2/1/35 (e)	22	22
4.579% 6/1/33 (e)	23	23
4.593% 7/1/35 (e)	1,080	1,075
4.64% 4/1/33 (e)	12	12
4.658% 10/1/35 (e)	132	134
4.665% 10/1/33 (e)	26	26
4.693% 2/1/35 (e)	1,120	1,103
4.694% 10/1/34 (e)	249	247
4.704% 2/1/35 (e)	477	479
4.705% 7/1/34 (e)	229	229
4.722% 2/1/36 (e)	961	962
4.744% 12/1/34 (e)	68	67
4.776% 4/1/35 (e)	28	28
4.784% 10/1/35 (e)	157	157
4.785% 7/1/35 (e)	370	370
4.798% 8/1/33 (e)	256	260
4.806% 11/1/34 (e)	190	189
4.808% 9/1/34 (e)	292	292
4.821% 8/1/34 (e)	48	46
4.843% 8/1/33 (e)	76	75
4.857% 3/1/33 (e)	190	190
4.871% 7/1/35 (e)	454	457
4.875% 5/1/35 (e)	162	164
4.876% 9/1/33 (e)	204	207
4.898% 2/1/36 (e)	962	962
4.908% 7/1/36 (e)	249	245
4.925% 4/1/35 (e)	838	841
4.929% 8/1/34 (e)	574	574
4.933% 1/1/35 (e)	234	234
4.968% 8/1/35 (e)	817	828
4.973% 7/1/34 (e)	32	32
4.982% 2/1/34 (e)	608	609
5% 2/1/16 to 4/1/22	518	507
5.005% 2/1/35 (e)	438	438
5.015% 12/1/32 (e)	788	789
5.046% 10/1/35 (e)	518	520
5.09% 10/1/35 (e)	335	337
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.092% 9/1/34 (e)	$ 58	$ 58
5.121% 3/1/35 (e)	16	16
5.144% 3/1/37 (e)	3,813	3,826
5.15% 5/1/35 (e)	54	55
5.161% 10/1/18 (e)	39	39
5.174% 8/1/34 (e)	463	464
5.185% 3/1/35 (e)	41	41
5.252% 11/1/36 (e)	237	239
5.265% 12/1/36 (e)	224	225
5.268% 7/1/35 (e)	2,107	2,123
5.279% 3/1/35 (e)	44	45
5.31% 12/1/34 (e)	76	76
5.342% 2/1/37 (e)	218	220
5.347% 2/1/36 (e)	74	74
5.369% 2/1/37 (e)	1,039	1,044
5.462% 2/1/37 (e)	1,450	1,470
5.498% 6/1/47 (e)	159	161
5.5% 1/1/09 to 6/1/20 (d)	24,851	24,973
5.502% 4/1/36 (e)	11,852	11,927
5.518% 11/1/36 (e)	405	406
5.56% 4/1/36 (e)	393	402
5.56% 4/1/37 (e)	872	882
5.631% 4/1/36 (e)	1,027	1,036
5.633% 2/1/36 (e)	259	261
5.664% 6/1/36 (e)	584	588
5.773% 3/1/36 (e)	2,021	2,037
5.799% 1/1/36 (e)	254	255
5.808% 5/1/36 (e)	1,475	1,487
5.845% 9/1/36 (e)	402	404
5.889% 12/1/36 (e)	374	378
5.892% 2/1/35 (e)	15	15
5.899% 5/1/36 (e)	689	694
5.954% 5/1/36 (e)	243	246
6% 5/1/12 to 3/1/31	13,350	13,557
6.013% 4/1/36 (e)	4,293	4,335
6.052% 3/1/33 (e)	27	27
6.076% 3/1/37 (e)	427	432
6.127% 4/1/36 (e)	395	400
6.217% 2/1/35 (e)	46	47
6.223% 3/1/37 (e)	130	131
6.243% 6/1/36 (e)	58	58
6.299% 6/1/36 (e)	10,447	10,567
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 6/1/16 to 7/1/32	$ 1,720	$ 1,753
7% 12/1/08 to 9/1/31	247	254
7.5% 5/1/37	331	344
9% 2/1/13	59	61
9.5% 11/15/09	45	47
10.25% 10/1/09 to 10/1/18	5	6
11% 8/1/10 to 1/1/16	146	156
11.25% 5/1/14 to 1/1/16	43	49
11.5% 9/1/11 to 6/15/19	124	138
12.25% 8/1/13	3	3
12.5% 9/1/12 to 7/1/16	121	139
12.75% 10/1/11 to 6/1/15	53	57
13% 7/1/13 to 7/1/15	56	65
13.25% 9/1/11	41	45
13.5% 11/1/14 to 12/1/14	13	15
15% 4/1/12	2	2
		139,793
Freddie Mac - 4.5%
3.792% 5/1/35 (e)	647	631
3.996% 7/1/33 (e)	705	689
4% 1/1/19 to 11/1/20	3,746	3,473
4.007% 4/1/34 (e)	1,145	1,115
4.275% 6/1/35 (e)	110	112
4.319% 12/1/34 (e)	109	108
4.345% 6/1/33 (e)	298	288
4.374% 1/1/35 (e)	964	967
4.405% 3/1/35 (e)	128	127
4.45% 2/1/34 (e)	82	79
4.457% 3/1/35 (e)	118	117
4.492% 7/1/35 (e)	446	453
4.529% 2/1/35 (e)	225	225
4.72% 4/1/35 (e)	445	449
4.788% 2/1/36 (e)	106	106
4.793% 9/1/36 (e)	252	246
4.801% 3/1/35 (e)	231	230
4.834% 9/1/35 (e)	11,796	11,779
4.948% 10/1/35 (e)	432	435
5% 3/1/18 to 7/1/19 (d)	8,364	8,246
5.028% 7/1/35 (e)	1,355	1,355
5.088% 7/1/35 (e)	374	375
5.168% 11/1/35 (e)	402	401
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.256% 12/1/33 (e)	$ 681	$ 668
5.257% 2/1/36 (e)	37	37
5.364% 3/1/35 (e)	77	75
5.395% 10/1/36 (e)	411	414
5.415% 3/1/37 (e)	141	141
5.454% 4/1/37 (e)	164	165
5.481% 1/1/36 (e)	396	398
5.5% 8/1/14 to 11/1/20	2,650	2,671
5.528% 1/1/36 (e)	544	546
5.582% 2/1/35 (e)	146	144
5.599% 3/1/36 (e)	1,726	1,733
5.735% 10/1/35 (e)	110	110
5.752% 5/1/37 (e)	1,784	1,804
5.766% 3/1/37 (e)	822	823
5.781% 4/1/37 (e)	783	787
5.798% 5/1/37 (e)	1,048	1,060
5.803% 6/1/37 (e)	627	632
5.813% 5/1/37 (e)	278	279
5.879% 5/1/37 (e)	126	126
5.946% 4/1/36 (e)	2,938	2,957
6% 7/1/16 to 2/1/19	2,859	2,911
6.022% 6/1/36 (e)	280	282
6.141% 2/1/37 (e)	271	273
6.149% 12/1/36 (e)	1,898	1,908
6.168% 12/1/36 (e)	542	547
6.238% 5/1/36 (e)	245	247
6.346% 7/1/36 (e)	283	286
6.417% 6/1/37 (e)	69	70
6.44% 3/1/33 (e)	19	19
6.471% 9/1/36 (e)	1,360	1,374
6.5% 12/1/21	780	790
6.641% 8/1/37 (e)	495	500
7.524% 4/1/37 (e)	51	53
8.5% 5/1/17	5	5
9% 11/1/09 to 7/1/16	26	28
9.5% 7/1/16 to 8/1/21	212	237
10% 7/1/09 to 3/1/21	389	436
10.5% 9/1/09 to 5/1/21	12	13
11% 9/1/20	16	19
11.25% 2/1/10 to 6/1/14	50	56
11.5% 10/1/15 to 8/1/19	38	43
11.75% 7/1/15	1	1
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12% 10/1/09 to 11/1/19	$ 86	$ 95
12.25% 12/1/11 to 8/1/15	41	46
12.5% 10/1/09 to 6/1/19	397	452
12.75% 2/1/10 to 10/1/10	3	3
13% 9/1/10 to 5/1/17	66	75
13.25% 11/1/10 to 10/1/13	22	26
13.5% 11/1/10 to 8/1/11	15	16
14% 11/1/12 to 4/1/16	4	5
14.5% 12/1/10	0	0
14.75% 3/1/10	0	0
16.25% 7/1/11	0	0
		58,392
Government National Mortgage Association - 0.1%
8% 12/15/23	348	369
8.5% 6/15/16 to 2/15/17	4	5
10.5% 9/15/15 to 10/15/21	572	665
10.75% 12/15/09 to 3/15/10	3	3
11% 5/20/16 to 1/20/21	37	44
12.5% 12/15/10	1	1
13% 1/15/11 to 10/15/13	34	37
13.25% 8/15/14	8	10
13.5% 7/15/11 to 12/15/14	7	8
14% 6/15/11	4	5
		1,147
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $200,038)		199,332
Collateralized Mortgage Obligations - 7.3%

U.S. Government Agency - 7.3%
Fannie Mae:
floater:
Series 1994-42 Class FK, 3.34% 4/25/24 (e)	2,908	2,736
Series 2007-95 Class A1, 3.5088% 8/27/36 (e)	1,118	1,116
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	67	72
Series 1994-12 Class PH, 6.25% 1/25/09	42	42
Series 2002-83 Class ME, 5% 12/25/17	5,150	4,834
Series 2003-28 Class KG, 5.5% 4/25/23	725	651
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer Series 1993-238 Class C, 6.5% 12/25/08	$ 97	$ 96
Fannie Mae Grantor Trust planned amortization class Series 2005-91 Class PB, 4.5% 6/25/16	8,411	8,438
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 4.2388% 8/25/31 (e)	554	536
Series 2002-60 Class FV, 4.2588% 4/25/32 (e)	207	199
Series 2002-74 Class FV, 3.7088% 11/25/32 (e)	2,902	2,783
Series 2002-75 Class FA, 4.2588% 11/25/32 (e)	424	407
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	545	546
Series 2002-11:
Class QC, 5.5% 3/25/17	1,154	1,152
Class UC, 6% 3/25/17	892	901
Series 2002-16 Class PG, 6% 4/25/17	1,149	1,168
Series 2002-61 Class PG, 5.5% 10/25/17	1,945	1,922
Series 2002-71 Class UC, 5% 11/25/17	3,155	3,050
Series 2002-9 Class PC, 6% 3/25/17	82	82
Series 2003-122 Class OL, 4% 12/25/18	880	797
Series 2003-128 Class NE, 4% 12/25/16	1,260	1,239
Series 2003-85 Class GD, 4.5% 9/25/18	1,425	1,320
Series 2004-80 Class LD, 4% 1/25/19	980	951
Series 2004-81:
Class KC, 4.5% 4/25/17	690	687
Class KD, 4.5% 7/25/18	1,315	1,264
Series 2005-52 Class PB, 6.5% 12/25/34	1,456	1,499
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	332	333
Series 2002-57 Class BD, 5.5% 9/25/17	292	291
Series 2003-18 Class EY, 5% 6/25/17	1,541	1,543
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 4.9875% 11/15/32 (e)	666	637
Series 2630 Class FL, 5.0875% 6/15/18 (e)	58	59
Series 2925 Class CQ, 0% 1/15/35 (e)	259	162
Series 3344 Class FT, 4.9375% 7/15/34 (e)	15,092	14,106
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	343	347
Series 2376 Class JE, 5.5% 11/15/16	309	307
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16	$ 869	$ 870
Series 2381 Class OG, 5.5% 11/15/16	245	245
Series 2425 Class JH, 6% 3/15/17	419	428
Series 2628 Class OE, 4.5% 6/15/18	705	671
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,407
Series 2695 Class DG, 4% 10/15/18	1,635	1,479
Series 2752 Class PW, 4% 4/15/22	630	629
Series 2802 Class OB, 6% 5/15/34	1,355	1,283
Series 2810 Class PD, 6% 6/15/33	1,020	995
Series 2831 Class PB, 5% 7/15/19	1,975	1,876
Series 2866 Class XE, 4% 12/15/18	1,875	1,821
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,919	1,977
Series 2546 Class C, 5% 12/15/17	1,115	1,083
Series 2570 Class CU, 4.5% 7/15/17	165	164
Series 2572 Class HK, 4% 2/15/17	226	223
Series 2617 Class GW, 3.5% 6/15/16	708	710
Series 2729 Class GB, 5% 1/15/19	1,000	964
Series 2860 Class CP, 4% 10/15/17	163	162
Series 2937 Class HJ, 5% 10/15/19	793	787
Series 2998 Class LY, 5.5% 7/15/25	295	255
Series 3007 Class EW, 5.5% 7/15/25	1,125	982
Series 3013 Class VJ, 5% 1/15/14	1,653	1,670
Series 3266 Class C, 5% 2/15/20	557	558
Series 3455 Class MB, 4.5% 6/15/23	14,240	12,054
Series 2715 Class NG, 4.5% 12/15/18	890	805
Series 2769 Class BU, 5% 3/15/34	1,014	887
Series 2975 Class NA, 5% 7/15/23	369	372
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $97,104)		93,630
Cash Equivalents - 7.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) #	6,908	6,908
Cash Equivalents - continued
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at: - continued
0.24%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations) #	$ 13,569	$ 13,569
0.25%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations) # (a)	80,182	80,180
TOTAL CASH EQUIVALENTS (Cost $100,657)		100,657
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,360,510)		1,360,001
NET OTHER ASSETS - (6.0)%		(77,495)
NET ASSETS - 100%		$ 1,282,506
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	$ 1,800	(255)
Receive semi-annually a fixed rate equal to 3.13% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2010	2,550	11
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	6,750	73
Receive semi-annually a fixed rate equal to 3.33% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2010	8,800	100
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.00% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2013	$ 6,800	$ 55
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	7,300	148
		$ 34,000	$ 132
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,516,000 or 0.7% of net assets.

(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,908,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 1,649
Banc of America Securities LLC	3,872
Barclays Capital, Inc.	877
Credit Suisse Securities (USA) LLC	351
Deutsche Bank Securities, Inc.	159
$ 6,908
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,569,000 due 11/03/08 at 0.24%
ABN AMRO Bank N.V., New York Branch	$ 617
Banc of America Securities LLC	2,735
Bank of America, NA	4,514
Barclays Capital, Inc.	3,636
UBS Securities LLC	2,067
$ 13,569
$80,180,000 due 11/03/08 at 0.25%
Banc of America Securities LLC	$ 1,475
Bank of America, NA	78,705
$ 80,180

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,360,001	$ -	$ 1,360,001	$ -
Other Financial Instruments*	$ 132	$ -	$ 132	$ -
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 140
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3
Cost of Purchases	20
Proceeds of Sales	(1)
Amortization/Accretion	-
Transfer in/out of Level 3	(162)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,360,292,000. Net unrealized depreciation aggregated $291,000, of which $10,934,000 related to appreciated investment securities and $11,225,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ultra-Short Bond Fund

October 31, 2008

1.809108.104

ULB-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 2.6%
	Principal Amount	Value
FINANCIALS - 2.6%
Capital Markets - 0.5%
Bear Stearns Companies, Inc. 2.9006% 2/23/10 (b)	$ 1,500,000	$ 1,418,070
Commercial Banks - 0.1%
Sovereign Bank 4.7363% 8/1/13 (b)	500,000	377,978
Consumer Finance - 0.6%
General Electric Capital Corp. 2.9188% 6/15/09 (b)	1,900,000	1,874,804
Diversified Financial Services - 0.7%
Citigroup Funding, Inc. 3.5275% 4/23/09 (b)	2,000,000	1,981,542
Insurance - 0.5%
Metropolitan Life Global Funding I 3.9613% 6/25/10 (a)(b)	1,500,000	1,334,552
Thrifts & Mortgage Finance - 0.2%
Independence Community Bank Corp. 5.2638% 6/20/13 (b)	735,000	514,500
TOTAL NONCONVERTIBLE BONDS (Cost $8,075,497)		7,501,446
U.S. Government Agency Obligations - 9.3%

Fannie Mae:
0% 2/4/09	5,000,000	4,977,393
0% 9/25/09	5,000,000	4,882,280
Federal Home Loan Bank:
0% 3/31/09	5,000,000	4,956,420
0% 4/17/09	5,000,000	4,947,980
0% 4/30/09	5,000,000	4,943,880
Freddie Mac 4.875% 2/9/10	2,000,000	2,044,570
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,661,267)		26,752,523
U.S. Government Agency - Mortgage Securities - 0.5%

Freddie Mac - 0.5%
4.378% 6/1/35 (b) (Cost $1,460,993)	1,451,908	1,481,064
Asset-Backed Securities - 4.2%

ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 4.2338% 11/25/33 (b)	113,099	85,024
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HS1:
Class M1, 4.3838% 6/25/33 (b)	$ 2,896	$ 2,421
Class M2, 5.0088% 6/25/33 (b)	50,000	32,651
Series 2004-HE1 Class M1, 3.7588% 2/25/34 (b)	50,167	46,498
Series 2006-HE2:
Class M3, 3.5988% 5/25/36 (b)	240,000	672
Class M4, 3.6588% 5/25/36 (b)	200,000	18,780
Class M5, 3.6988% 5/25/36 (b)	295,000	20,221
Ameriquest Mortgage Securities, Inc.:
Series 2004-R11 Class M1, 3.9188% 11/25/34 (b)	560,000	363,309
Series 2004-R9 Class M2, 3.9088% 10/25/34 (b)	720,000	460,389
Argent Securities, Inc. Series 2004-W7 Class M1, 3.8088% 5/25/34 (b)	305,000	177,544
Capital Trust Ltd. Series 2004-1:
Class A2, 4.7275% 7/20/39 (a)(b)	265,000	185,500
Class B, 5.0275% 7/20/39 (a)(b)	140,000	84,000
Class C, 5.3775% 7/20/39 (a)(b)	180,000	72,000
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 4.4575% 5/20/17 (a)(b)	297,885	234,597
Chase Issuance Trust Series 2007-14 Class A, 4.81% 9/15/11 (b)	2,000,000	1,929,053
Citibank Credit Card Issuance Trust Series 2005-A10 Class A10, 4.57% 12/15/10 (b)	2,000,000	1,990,710
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 4.1188% 5/25/33 (b)	16,143	11,439
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 3.6873% 5/28/35 (b)	80,751	60,556
Class AB3, 3.8453% 5/28/35 (b)	32,052	22,343
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 4.0838% 3/25/34 (b)	3,426	2,519
Fremont Home Loan Trust:
Series 2005-A:
Class M1, 3.6888% 1/25/35 (b)	120,036	96,273
Class M2, 3.7188% 1/25/35 (b)	325,000	243,170
Class M4, 3.9388% 1/25/35 (b)	125,000	48,485
Series 2006-A:
Class M4, 3.6588% 5/25/36 (b)	685,000	35,620
Class M5, 3.7588% 5/25/36 (b)	365,000	14,673
GSAMP Trust:
Series 2003-FM1 Class M1, 5.5075% 3/20/33 (b)	432,751	255,152
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2006-NC2 Class M4, 3.6088% 6/25/36 (b)	$ 1,541,000	$ 111,229
Series 2007-HE1 Class M1, 3.5088% 3/25/47 (b)	335,000	53,098
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3388% 5/25/30 (a)(b)	650,741	475,041
Home Equity Asset Trust:
Series 2002-3 Class A5, 4.1388% 2/25/33 (b)	14	10
Series 2003-5:
Class A2, 3.9588% 12/25/33 (b)	10,566	8,561
Class M1, 4.3088% 12/25/33 (b)	124,607	93,310
Series 2003-7 Class A2, 4.0188% 3/25/34 (b)	2,079	1,345
Household Home Equity Loan Trust Series 2004-1 Class M, 4.7975% 9/20/33 (b)	82,768	58,631
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 4.0838% 7/25/34 (b)	3,764	1,067
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 3.7288% 8/25/35 (b)	39,863	31,149
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 3.5988% 8/25/34 (b)	65,756	44,372
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 4.2388% 2/25/33 (b)	14,114	12,008
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 3.7088% 12/25/33 (b)	42,712	37,140
Ocala Funding LLC Series 2006-1A Class A, 5.6775% 3/20/11 (a)(b)	965,000	386,000
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 4.7088% 9/25/34 (b)	435,000	104,386
Series 2004-WWF1 Class M4, 4.3588% 1/25/35 (b)	945,000	325,743
Series 2005-WCH1 Class M3, 3.8188% 1/25/35 (b)	425,000	285,829
Providian Master Note Trust Series 2006-C1A Class C1, 5.11% 3/16/15 (a)(b)	2,465,000	1,405,050
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 4.0588% 4/25/33 (b)	1,451	1,131
SLMA Student Loan Trust Series 2004-10 Class A3, 3.625% 10/25/16 (b)	1,122,020	1,113,429
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.6888% 9/25/34 (b)	21,802	16,485
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust: - continued
Series 2003-6HE Class A1, 3.7288% 11/25/33 (b)	$ 17,086	$ 12,879
WaMu Master Note Trust Series 2007-C1 Class C1, 4.96% 5/15/14 (a)(b)	1,595,000	957,000
TOTAL ASSET-BACKED SECURITIES (Cost $20,476,437)		12,028,492
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 3.4%
Bear Stearns Alt-A Trust floater Series 2005-2 Class 1A1, 3.5088% 3/25/35 (b)	406,660	249,322
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.6588% 2/25/35 (b)	148,450	102,710
Series 2004-4 Class 5A2, 3.6588% 3/25/35 (b)	30,215	21,037
Series 2005-1 Class 5A2, 3.5888% 5/25/35 (b)	97,865	70,269
Series 2005-10 Class 5A2, 3.5788% 1/25/36 (b)	718,273	368,018
Series 2005-2:
Class 6A2, 3.5388% 6/25/35 (b)	30,779	16,911
Class 6M2, 3.7388% 6/25/35 (b)	1,375,000	613,760
Series 2005-3 Class 8A2, 3.4988% 7/25/35 (b)	481,789	291,092
Series 2005-5 Class 6A2, 3.4888% 9/25/35 (b)	424,619	249,109
Series 2005-8 Class 7A2, 3.5388% 11/25/35 (b)	318,485	210,482
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR5 Class 11A2, 3.9988% 6/25/34 (b)	21,205	16,426
Series 2004-AR6 Class 9A2, 3.9988% 10/25/34 (b)	24,515	17,849
Series 2004-AR7 Class 6A2, 3.6388% 8/25/34 (b)	35,716	28,015
Series 2004-AR8 Class 8A2, 3.6388% 9/25/34 (b)	26,966	19,567
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 3.4188% 3/25/37 (b)	1,375,000	767,888
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (b)	53,678	44,166
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 3.5888% 12/20/34 (b)	435,002	342,836
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.7088% 10/25/34 (b)	315,522	232,746
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.9988% 3/25/35 (b)	220,949	150,910
Series 2005-1:
Class M4, 4.0088% 4/25/35 (b)	31,214	4,565
Class M5, 4.0288% 4/25/35 (b)	31,214	3,199
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-1:
Class M6, 4.0788% 4/25/35 (b)	$ 48,693	$ 7,676
Series 2005-4 Class 1B1, 4.5069% 5/25/35 (b)	204,699	14,329
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.6488% 9/26/45 (a)(b)	367,903	195,205
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 3.7488% 11/25/34 (b)	28,840	18,866
Class 2A1, 3.6388% 11/25/34 (b)	4,823	3,087
Class 2A2, 3.6988% 11/25/34 (b)	1,062	681
Series 2005-1 Class 1A1, 3.5288% 3/25/35 (b)	48,011	32,203
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2464% 8/25/17 (b)	288,184	261,514
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A2, 3.5125% 3/25/28 (b)	20,909	17,973
Series 2003-D Class A, 3.5688% 8/25/28 (b)	265,408	226,015
Series 2003-E Class A2, 3.4325% 10/25/28 (b)	93,806	84,719
Series 2003-F Class A2, 3.805% 10/25/28 (b)	101,132	88,625
Series 2004-A Class A2, 3.715% 4/25/29 (b)	154,265	134,130
Series 2004-B Class A2, 3.0788% 6/25/29 (b)	106,480	92,717
Series 2004-C Class A2, 3.1088% 7/25/29 (b)	163,523	142,632
Series 2004-D Class A2, 3.4625% 9/25/29 (b)	187,423	163,769
Series 2005-A Class A2, 3.3525% 2/25/30 (b)	176,729	153,989
Series 2005-B Class A2, 3.0388% 7/25/30 (b)	193,685	158,647
Series 2006-MLN1 Class M4, 3.6188% 7/25/37 (b)	1,015,000	53,572
MortgageIT Trust floater Series 2004-2:
Class A1, 3.6288% 12/25/34 (b)	249,620	195,686
Class A2, 3.7088% 12/25/34 (b)	337,173	256,084
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6291% 10/25/35 (b)	506,289	436,619
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 5.396% 9/19/35 (b)	246,311	208,860
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (b)	95,706	80,114
Series 2004-1 Class A, 3.3844% 2/20/34 (b)	76,975	63,847
Series 2004-10 Class A4, 4.5188% 11/20/34 (b)	200,169	155,862
Series 2004-12 Class 1A2, 3.4838% 1/20/35 (b)	339,044	262,869
Series 2004-4 Class A, 4.4388% 5/20/34 (b)	245,240	197,998
Series 2004-5 Class A3, 3.1663% 6/20/34 (b)	90,888	71,613
Series 2004-6 Class A3A, 3.4913% 6/20/35 (b)	96,439	74,405
Series 2004-7:
Class A3A, 3.4094% 8/20/34 (b)	115,324	90,400
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-7:
Class A3B, 3.6344% 7/20/34 (b)	$ 223,931	$ 185,105
Series 2004-8 Class A2, 3.5063% 9/20/34 (b)	383,936	301,056
Series 2005-1 Class A2, 3.3344% 2/20/35 (b)	205,375	159,953
Series 2005-2 Class A2, 3.3863% 3/20/35 (b)	263,101	186,240
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 4.0588% 9/25/36 (b)	330,000	25,311
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 3.6588% 9/25/33 (a)(b)	61,921	55,228
Series 2007-GEL1 Class A2, 3.4488% 1/25/37 (a)(b)	1,000,000	509,500
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 3.4588% 9/25/36 (b)	1,000,000	520,000
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 3.3388% 9/25/46 (b)	163,217	158,492
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	70,119	70,287
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,370,880)		9,936,755
Commercial Mortgage Securities - 0.7%

Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class K, 5.21% 8/15/19 (a)(b)	420,000	371,528
Series 2006-XLF Class C, 5.76% 7/15/19 (a)(b)	570,000	260,821
Series 2007-XLFA Class B, 4.69% 10/15/20 (a)(b)	440,000	348,524
Series 2007-XLC1:
Class C, 5.16% 7/17/17 (a)(b)	803,413	498,116
Class D, 5.26% 7/17/17 (a)(b)	378,077	215,504
Class E, 5.36% 7/17/17 (a)(b)	305,370	167,953
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.755% 3/24/18 (a)(b)	121,988	115,889
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,039,386)		1,978,335
Commercial Paper - 7.3%

Bank of Scotland PLC yankee 5% 11/10/08	2,000,000	1,999,141
BNP Paribas Finance, Inc. yankee 2.779% 11/3/08	2,000,000	1,999,752
Commercial Paper - continued
	Principal Amount	Value
Calyon North America yankee 4.2% 11/17/08	$ 2,000,000	$ 1,998,423
CBA Finance, Inc. yankee 4.75% 11/21/08	2,000,000	1,997,982
ING America Insurance Holdings, Inc. yankee 4.1% 11/17/08	2,000,000	1,998,423
Natexis Banques Populaires US Finance Co. LLC yankee 2.995% 11/4/08	2,000,000	1,999,662
Rabobank USA Financial Corp. yankee 3.38% 12/1/08	4,000,000	3,991,148
Santander Finance, Inc. yankee 5.09% 11/14/08	3,000,000	2,998,109
UniCredito Italiano Bank (Ireland) PLC yankee 3.75% 12/8/08	2,000,000	1,994,363
TOTAL COMMERCIAL PAPER (Cost $20,957,215)		20,977,003
Cash Equivalents - 72.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations) #	178,401,603	178,398,000
With:
Banc of America Securities LLC at 0.43%, dated 10/31/08 due 11/3/08 (Collateralized by Corporate Obligations valued at $13,650,489, 6.13% - 6.65%, 7/15/24 - 3/15/34)	13,000,466	13,000,000
Barclays Capital, Inc. at 0.4%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations valued at $13,265,368, 0% - 5.13%, 4/30/14 - 10/9/19)	13,000,433	13,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.4%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations valued at $4,123,452, 5% - 11.15%, 4/15/24 - 8/25/37)	4,000,133	4,000,000
TOTAL CASH EQUIVALENTS (Cost $208,398,000)		208,398,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $305,439,675)		289,053,618
NET OTHER ASSETS - (0.1)%		(148,160)
NET ASSETS - 100%		$ 288,905,458
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,872,008 or 2.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$178,398,000 due 11/03/08 at 0.24%
ABN AMRO Bank N.V., New York Branch	$ 8,112,612
Banc of America Securities LLC	35,963,600
Bank of America, NA	59,337,270
Barclays Capital, Inc.	47,807,267
UBS Securities LLC	27,177,251
$ 178,398,000
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 289,053,618	$ -	$ 285,422,229	$ 3,631,389
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,667,323
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	(706,984)
Cost of Purchases	0
Proceeds of Sales	(151,294)
Amortization/Accretion	(37,153)
Transfer in/out of Level 3	(140,503)
Ending Balance	$ 3,631,389

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $305,429,293. Net unrealized depreciation aggregated $16,375,675, of which $142,290 related to appreciated investment securities and $16,517,965 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Ultra-Short Bond Fund
Class A
Class T
Institutional Class

October 31, 2008

Class A, Class T, and Institutional Class are classes of
Fidelity® Ultra-Short Bond Fund

1.809541.104

AUSB-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 2.6%
	Principal Amount	Value
FINANCIALS - 2.6%
Capital Markets - 0.5%
Bear Stearns Companies, Inc. 2.9006% 2/23/10 (b)	$ 1,500,000	$ 1,418,070
Commercial Banks - 0.1%
Sovereign Bank 4.7363% 8/1/13 (b)	500,000	377,978
Consumer Finance - 0.6%
General Electric Capital Corp. 2.9188% 6/15/09 (b)	1,900,000	1,874,804
Diversified Financial Services - 0.7%
Citigroup Funding, Inc. 3.5275% 4/23/09 (b)	2,000,000	1,981,542
Insurance - 0.5%
Metropolitan Life Global Funding I 3.9613% 6/25/10 (a)(b)	1,500,000	1,334,552
Thrifts & Mortgage Finance - 0.2%
Independence Community Bank Corp. 5.2638% 6/20/13 (b)	735,000	514,500
TOTAL NONCONVERTIBLE BONDS (Cost $8,075,497)		7,501,446
U.S. Government Agency Obligations - 9.3%

Fannie Mae:
0% 2/4/09	5,000,000	4,977,393
0% 9/25/09	5,000,000	4,882,280
Federal Home Loan Bank:
0% 3/31/09	5,000,000	4,956,420
0% 4/17/09	5,000,000	4,947,980
0% 4/30/09	5,000,000	4,943,880
Freddie Mac 4.875% 2/9/10	2,000,000	2,044,570
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,661,267)		26,752,523
U.S. Government Agency - Mortgage Securities - 0.5%

Freddie Mac - 0.5%
4.378% 6/1/35 (b) (Cost $1,460,993)	1,451,908	1,481,064
Asset-Backed Securities - 4.2%

ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 4.2338% 11/25/33 (b)	113,099	85,024
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HS1:
Class M1, 4.3838% 6/25/33 (b)	$ 2,896	$ 2,421
Class M2, 5.0088% 6/25/33 (b)	50,000	32,651
Series 2004-HE1 Class M1, 3.7588% 2/25/34 (b)	50,167	46,498
Series 2006-HE2:
Class M3, 3.5988% 5/25/36 (b)	240,000	672
Class M4, 3.6588% 5/25/36 (b)	200,000	18,780
Class M5, 3.6988% 5/25/36 (b)	295,000	20,221
Ameriquest Mortgage Securities, Inc.:
Series 2004-R11 Class M1, 3.9188% 11/25/34 (b)	560,000	363,309
Series 2004-R9 Class M2, 3.9088% 10/25/34 (b)	720,000	460,389
Argent Securities, Inc. Series 2004-W7 Class M1, 3.8088% 5/25/34 (b)	305,000	177,544
Capital Trust Ltd. Series 2004-1:
Class A2, 4.7275% 7/20/39 (a)(b)	265,000	185,500
Class B, 5.0275% 7/20/39 (a)(b)	140,000	84,000
Class C, 5.3775% 7/20/39 (a)(b)	180,000	72,000
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 4.4575% 5/20/17 (a)(b)	297,885	234,597
Chase Issuance Trust Series 2007-14 Class A, 4.81% 9/15/11 (b)	2,000,000	1,929,053
Citibank Credit Card Issuance Trust Series 2005-A10 Class A10, 4.57% 12/15/10 (b)	2,000,000	1,990,710
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 4.1188% 5/25/33 (b)	16,143	11,439
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 3.6873% 5/28/35 (b)	80,751	60,556
Class AB3, 3.8453% 5/28/35 (b)	32,052	22,343
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 4.0838% 3/25/34 (b)	3,426	2,519
Fremont Home Loan Trust:
Series 2005-A:
Class M1, 3.6888% 1/25/35 (b)	120,036	96,273
Class M2, 3.7188% 1/25/35 (b)	325,000	243,170
Class M4, 3.9388% 1/25/35 (b)	125,000	48,485
Series 2006-A:
Class M4, 3.6588% 5/25/36 (b)	685,000	35,620
Class M5, 3.7588% 5/25/36 (b)	365,000	14,673
GSAMP Trust:
Series 2003-FM1 Class M1, 5.5075% 3/20/33 (b)	432,751	255,152
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2006-NC2 Class M4, 3.6088% 6/25/36 (b)	$ 1,541,000	$ 111,229
Series 2007-HE1 Class M1, 3.5088% 3/25/47 (b)	335,000	53,098
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3388% 5/25/30 (a)(b)	650,741	475,041
Home Equity Asset Trust:
Series 2002-3 Class A5, 4.1388% 2/25/33 (b)	14	10
Series 2003-5:
Class A2, 3.9588% 12/25/33 (b)	10,566	8,561
Class M1, 4.3088% 12/25/33 (b)	124,607	93,310
Series 2003-7 Class A2, 4.0188% 3/25/34 (b)	2,079	1,345
Household Home Equity Loan Trust Series 2004-1 Class M, 4.7975% 9/20/33 (b)	82,768	58,631
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 4.0838% 7/25/34 (b)	3,764	1,067
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 3.7288% 8/25/35 (b)	39,863	31,149
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 3.5988% 8/25/34 (b)	65,756	44,372
Morgan Stanley Dean Witter Capital I Trust Series 2002-AM3 Class A3, 4.2388% 2/25/33 (b)	14,114	12,008
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 3.7088% 12/25/33 (b)	42,712	37,140
Ocala Funding LLC Series 2006-1A Class A, 5.6775% 3/20/11 (a)(b)	965,000	386,000
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 4.7088% 9/25/34 (b)	435,000	104,386
Series 2004-WWF1 Class M4, 4.3588% 1/25/35 (b)	945,000	325,743
Series 2005-WCH1 Class M3, 3.8188% 1/25/35 (b)	425,000	285,829
Providian Master Note Trust Series 2006-C1A Class C1, 5.11% 3/16/15 (a)(b)	2,465,000	1,405,050
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 4.0588% 4/25/33 (b)	1,451	1,131
SLMA Student Loan Trust Series 2004-10 Class A3, 3.625% 10/25/16 (b)	1,122,020	1,113,429
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.6888% 9/25/34 (b)	21,802	16,485
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust: - continued
Series 2003-6HE Class A1, 3.7288% 11/25/33 (b)	$ 17,086	$ 12,879
WaMu Master Note Trust Series 2007-C1 Class C1, 4.96% 5/15/14 (a)(b)	1,595,000	957,000
TOTAL ASSET-BACKED SECURITIES (Cost $20,476,437)		12,028,492
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 3.4%
Bear Stearns Alt-A Trust floater Series 2005-2 Class 1A1, 3.5088% 3/25/35 (b)	406,660	249,322
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.6588% 2/25/35 (b)	148,450	102,710
Series 2004-4 Class 5A2, 3.6588% 3/25/35 (b)	30,215	21,037
Series 2005-1 Class 5A2, 3.5888% 5/25/35 (b)	97,865	70,269
Series 2005-10 Class 5A2, 3.5788% 1/25/36 (b)	718,273	368,018
Series 2005-2:
Class 6A2, 3.5388% 6/25/35 (b)	30,779	16,911
Class 6M2, 3.7388% 6/25/35 (b)	1,375,000	613,760
Series 2005-3 Class 8A2, 3.4988% 7/25/35 (b)	481,789	291,092
Series 2005-5 Class 6A2, 3.4888% 9/25/35 (b)	424,619	249,109
Series 2005-8 Class 7A2, 3.5388% 11/25/35 (b)	318,485	210,482
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR5 Class 11A2, 3.9988% 6/25/34 (b)	21,205	16,426
Series 2004-AR6 Class 9A2, 3.9988% 10/25/34 (b)	24,515	17,849
Series 2004-AR7 Class 6A2, 3.6388% 8/25/34 (b)	35,716	28,015
Series 2004-AR8 Class 8A2, 3.6388% 9/25/34 (b)	26,966	19,567
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 3.4188% 3/25/37 (b)	1,375,000	767,888
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (b)	53,678	44,166
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 3.5888% 12/20/34 (b)	435,002	342,836
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.7088% 10/25/34 (b)	315,522	232,746
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.9988% 3/25/35 (b)	220,949	150,910
Series 2005-1:
Class M4, 4.0088% 4/25/35 (b)	31,214	4,565
Class M5, 4.0288% 4/25/35 (b)	31,214	3,199
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-1:
Class M6, 4.0788% 4/25/35 (b)	$ 48,693	$ 7,676
Series 2005-4 Class 1B1, 4.5069% 5/25/35 (b)	204,699	14,329
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.6488% 9/26/45 (a)(b)	367,903	195,205
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 3.7488% 11/25/34 (b)	28,840	18,866
Class 2A1, 3.6388% 11/25/34 (b)	4,823	3,087
Class 2A2, 3.6988% 11/25/34 (b)	1,062	681
Series 2005-1 Class 1A1, 3.5288% 3/25/35 (b)	48,011	32,203
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2464% 8/25/17 (b)	288,184	261,514
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A2, 3.5125% 3/25/28 (b)	20,909	17,973
Series 2003-D Class A, 3.5688% 8/25/28 (b)	265,408	226,015
Series 2003-E Class A2, 3.4325% 10/25/28 (b)	93,806	84,719
Series 2003-F Class A2, 3.805% 10/25/28 (b)	101,132	88,625
Series 2004-A Class A2, 3.715% 4/25/29 (b)	154,265	134,130
Series 2004-B Class A2, 3.0788% 6/25/29 (b)	106,480	92,717
Series 2004-C Class A2, 3.1088% 7/25/29 (b)	163,523	142,632
Series 2004-D Class A2, 3.4625% 9/25/29 (b)	187,423	163,769
Series 2005-A Class A2, 3.3525% 2/25/30 (b)	176,729	153,989
Series 2005-B Class A2, 3.0388% 7/25/30 (b)	193,685	158,647
Series 2006-MLN1 Class M4, 3.6188% 7/25/37 (b)	1,015,000	53,572
MortgageIT Trust floater Series 2004-2:
Class A1, 3.6288% 12/25/34 (b)	249,620	195,686
Class A2, 3.7088% 12/25/34 (b)	337,173	256,084
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6291% 10/25/35 (b)	506,289	436,619
Residential Asset Mortgage Products, Inc. Series 2005-AR5 Class 1A1, 5.396% 9/19/35 (b)	246,311	208,860
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (b)	95,706	80,114
Series 2004-1 Class A, 3.3844% 2/20/34 (b)	76,975	63,847
Series 2004-10 Class A4, 4.5188% 11/20/34 (b)	200,169	155,862
Series 2004-12 Class 1A2, 3.4838% 1/20/35 (b)	339,044	262,869
Series 2004-4 Class A, 4.4388% 5/20/34 (b)	245,240	197,998
Series 2004-5 Class A3, 3.1663% 6/20/34 (b)	90,888	71,613
Series 2004-6 Class A3A, 3.4913% 6/20/35 (b)	96,439	74,405
Series 2004-7:
Class A3A, 3.4094% 8/20/34 (b)	115,324	90,400
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-7:
Class A3B, 3.6344% 7/20/34 (b)	$ 223,931	$ 185,105
Series 2004-8 Class A2, 3.5063% 9/20/34 (b)	383,936	301,056
Series 2005-1 Class A2, 3.3344% 2/20/35 (b)	205,375	159,953
Series 2005-2 Class A2, 3.3863% 3/20/35 (b)	263,101	186,240
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 4.0588% 9/25/36 (b)	330,000	25,311
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 3.6588% 9/25/33 (a)(b)	61,921	55,228
Series 2007-GEL1 Class A2, 3.4488% 1/25/37 (a)(b)	1,000,000	509,500
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 3.4588% 9/25/36 (b)	1,000,000	520,000
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 3.3388% 9/25/46 (b)	163,217	158,492
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	70,119	70,287
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,370,880)		9,936,755
Commercial Mortgage Securities - 0.7%

Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class K, 5.21% 8/15/19 (a)(b)	420,000	371,528
Series 2006-XLF Class C, 5.76% 7/15/19 (a)(b)	570,000	260,821
Series 2007-XLFA Class B, 4.69% 10/15/20 (a)(b)	440,000	348,524
Series 2007-XLC1:
Class C, 5.16% 7/17/17 (a)(b)	803,413	498,116
Class D, 5.26% 7/17/17 (a)(b)	378,077	215,504
Class E, 5.36% 7/17/17 (a)(b)	305,370	167,953
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.755% 3/24/18 (a)(b)	121,988	115,889
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,039,386)		1,978,335
Commercial Paper - 7.3%

Bank of Scotland PLC yankee 5% 11/10/08	2,000,000	1,999,141
BNP Paribas Finance, Inc. yankee 2.779% 11/3/08	2,000,000	1,999,752
Commercial Paper - continued
	Principal Amount	Value
Calyon North America yankee 4.2% 11/17/08	$ 2,000,000	$ 1,998,423
CBA Finance, Inc. yankee 4.75% 11/21/08	2,000,000	1,997,982
ING America Insurance Holdings, Inc. yankee 4.1% 11/17/08	2,000,000	1,998,423
Natexis Banques Populaires US Finance Co. LLC yankee 2.995% 11/4/08	2,000,000	1,999,662
Rabobank USA Financial Corp. yankee 3.38% 12/1/08	4,000,000	3,991,148
Santander Finance, Inc. yankee 5.09% 11/14/08	3,000,000	2,998,109
UniCredito Italiano Bank (Ireland) PLC yankee 3.75% 12/8/08	2,000,000	1,994,363
TOTAL COMMERCIAL PAPER (Cost $20,957,215)		20,977,003
Cash Equivalents - 72.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations) #	178,401,603	178,398,000
With:
Banc of America Securities LLC at 0.43%, dated 10/31/08 due 11/3/08 (Collateralized by Corporate Obligations valued at $13,650,489, 6.13% - 6.65%, 7/15/24 - 3/15/34)	13,000,466	13,000,000
Barclays Capital, Inc. at 0.4%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations valued at $13,265,368, 0% - 5.13%, 4/30/14 - 10/9/19)	13,000,433	13,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.4%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations valued at $4,123,452, 5% - 11.15%, 4/15/24 - 8/25/37)	4,000,133	4,000,000
TOTAL CASH EQUIVALENTS (Cost $208,398,000)		208,398,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $305,439,675)		289,053,618
NET OTHER ASSETS - (0.1)%		(148,160)
NET ASSETS - 100%		$ 288,905,458
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,872,008 or 2.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$178,398,000 due 11/03/08 at 0.24%
ABN AMRO Bank N.V., New York Branch	$ 8,112,612
Banc of America Securities LLC	35,963,600
Bank of America, NA	59,337,270
Barclays Capital, Inc.	47,807,267
UBS Securities LLC	27,177,251
$ 178,398,000
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 289,053,618	$ -	$ 285,422,229	$ 3,631,389
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,667,323
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	(706,984)
Cost of Purchases	0
Proceeds of Sales	(151,294)
Amortization/Accretion	(37,153)
Transfer in/out of Level 3	(140,503)
Ending Balance	$ 3,631,389

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $305,429,293. Net unrealized depreciation aggregated $16,375,675, of which $142,290 related to appreciated investment securities and $16,517,965 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2008